UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23368

1WS Credit Income Fund

(Exact name of registrant as specified in charter)

299 Park Avenue, 25th Floor

New York, New York 10171

(Address of principal executive offices)

Kurt A. Locher

Chief Executive Officer

c/o 1WS Credit Income Fund

299 Park Avenue, 25th Floor

New York, New York 10171

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (212) 377-4810

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024 – April 30, 2025

Item 1. Reports to Stockholders.

1WS Capital Advisors

1WS Credit Income Fund

Nasdaq:

OWSCX (Class I)

OWSAX (Class A-2)

Semi-Annual Report

April 30, 2025

Table of Contents

Management Commentary	1
Consolidated Schedule of Investments	7
Consolidated Statement of Assets and Liabilities	26
Consolidated Statement of Operations	27
Consolidated Statement of Changes in Net Assets	28
Consolidated Statement of Cash Flows	30
Consolidated Financial Highlights	32
Notes to Consolidated Financial Statements	34
Additional Information	47
Privacy Policy	48

1WS Credit Income Fund	Management Commentary

April 30, 2025 (Unaudited)

The 1WS Credit Income Fund (the “Fund”) is a closed-end interval fund launched in March 2019. As of April 30, 2025, the Fund has gross assets under management of approximately $664 million (approximately $580 million net assets). The Fund is a non-diversified, closed-end investment management company. Its investment objective is to seek attractive risk-adjusted total returns through generating income and capital appreciation by investing primarily in a wide array of predominantly structured credit and securitized debt instruments.

Overview:

Despite a macro backdrop that appeared to remain supportive of risk assets, “Discipline” was the summary word of our “1WS 2025 Outlook”. Equity valuations were setting new all-time highs while corporate credit spreads were at historical lows. In our opinion, investors had become more sympathetic to sustained growth scenarios, which continued to fuel investor appetite for risky assets. We believed, and had for sometime, that the restrictive policy of the Federal Reserve (“Fed”) would lower inflation but also slow economic growth, and therefore increase risk factors that could stress market sentiment and result in the re-emergence of fundamental uncertainty, market volatility, and rising risk premia.

First half performance began on the heels of solid performance of risk assets late in 2024. Continued strength in the labor market, solid gains in personal income, and significant wealth gains from rising equity valuations and home price appreciation continued to fuel personal consumption and propel economic growth. Strong nominal GDP gains and easing financial conditions in capital markets allowed corporate profit margins to remain healthy, reducing the impact of higher nominal interest rates on aggregate corporate fundamentals. Three interest rate cuts (totaling -100 bps) from the Federal Reserve at the end of 2024 provided some relief from higher interest rates and seemed to indicate that the Fed believed that inflation was settling into a glide path towards their longer run target, implying room for further cuts in 2025. As the new fiscal administration settled in, investors were initially hopeful that promises of lower regulation, tax cuts, and tougher immigration policies would help propel U.S. economic growth into the new year. However, as the new year evolved and rhetoric around U.S. tariffs increased, doubt began to emerge as to the sustainability of the current economic expansion and its impact on inflation. As a result, credit and equity risk premia expanded into the end of the first half as uncertainty and market volatility increased.

Market volatility and rising risk premia gained renewed momentum following President Trump’s “Liberation Day”, April 2nd, which brought “reciprocal tariff” announcements. Investors priced growing risks of an economic slowdown and a possible recession. Following the tariff announcements, the S&P 500 and Nasdaq-100 equity indices had their largest 2-day declines since the COVID pandemic. Understanding the impact of these tariffs on U.S. consumer behavior will obviously be paramount. While credit markets partially recovered into April month end, uncertainty remains elevated which warrants increased diligence with respect to asset underwriting and portfolio risk management. A paradigm shift is unfolding with a lot of information being digested, in addition to potential change announcements at any time. We believe that new opportunities are sure to present themselves as risk premiums should expand. The degree of magnitude, and which sectors will be most impacted, will likely remain clouded for some time. In our view, navigating these developments with a strong understanding of both asset fundamentals and portfolio risk will determine the winners.

Net Return Performance as of 4/30/25*

	Calendar YTD	Fiscal YTD	5 Year Annualized	ITD (3/4/19) Annualized	ITD (3/4/19)
1WS Credit Income Fund (OWSCX) Class I shares	1.81%	3.12%	11.59%	7.48%	55.97%
1WS Credit Income Fund (OWSAX) Class A-2 shares**	1.59%	2.83%	10.88%	6.76%	49.79%
Bloomberg Barclays U.S. Aggregate Bond Index[1]	3.18%	2.57%	-0.67%	1.48%	9.49%
ICE BofAML U.S. High Yield Index[2]	0.95%	1.67%	6.42%	4.65%	32.33%

Source: Bloomberg, Finance L.P., Bank of America, OWS

Past performance is not indicative of future returns.

*	OWSCX returns are presented net of all fees and expenses, benchmark returns are gross. Please see pp. 5-6 for important risk disclosures and definitions.
**	OWSAX returns prior to May 2021 reflect the performance of Class I shares, adjusted to reflect the distribution and shareholder servicing fees applicable to Class A2 shares. Class A2 shares are subject to an upfront sales load of up to 3%, which is not reflected in the returns shown above and, if applied, would lower such returns.

Management Fee under the Advisory Agreement will be calculated at an annual rate of 1.50% of the daily gross assets of the Fund. "Gross Assets" means the total assets of the Fund prior to deducting liabilities. Derivatives will be valued at market value for purposes of determining "Gross Assets" in the calculation of management fees. Because the Management Fee is based on the Fund's daily gross assets, the Fund's use of leverage, if any, will increase the Management Fee paid to the Adviser. For the one-year period beginning on March 1, 2025, and continuing through the present, the Adviser has voluntarily agreed to reduce the Management Fee to 1.25% of the Fund’s daily gross assets. The Adviser is under no obligation to continue the fee waiver but may continue to do so.

[1,2]	Please refer to the risk disclosures and definitions on pp. 4-6 for a description of the benchmark indices chosen and the risks associated with comparing 1WS Credit Income Fund returns to those of an index. Investors cannot invest directly in an index.

Semi-Annual Report | April 30, 2025	1

1WS Credit Income Fund	Management Commentary

April 30, 2025 (Unaudited)

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling (833) 834-4923 or visiting www.1wscapital.com. Investors cannot invest directly in an index. All performance shown assumes reinvestment of dividends and capital gains distribution in percent value. Dividends are not guaranteed and will constitute a return of capital if dividend distributions exceed current-year earnings. Please refer to the Fund’s most recent Section 19(a) notice for an estimate of the composition of the Fund’s most recent distribution, available at www.1WSCapital.com.

Comparison of the Change in Value of a $10,000 Investment

The chart above assumes an initial hypothetical investment of $10,000 made in Class I shares of the Fund on March 4, 2019 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or share repurchases. In the absence of fee waivers and reimbursements, which can be necessary to keep expenses at the expense cap, total return would be reduced.

2	www.1wscapital.com

1WS Credit Income Fund	Management Commentary

April 30, 2025 (Unaudited)

Portfolio Composition1 and Net Return Attribution2

Asset Type	Net Return[2] Attribution Calendar YTD
Asset-Backed Securities (ABS)	0.93%
Collateralized Loan Obligations (CLOs)	0.02%
Commercial Mortgage-Backed Securities (CMBS)	0.31%
European ABS & RMBS	1.73%
Residential Mortgage-Backed Securities (RMBS)	0.67%
Other	-1.29%
Interest Rate Hedges	-0.56%
Total	1.81%

[1]	The Portfolio composition as of 4/30/25 differs from the portfolio composition for any point prior to such date and is subject to change at any time. Investment classifications within the sectors set out above are based on the Investment Manager’s internal classifications, which are subject to change.
[2]	Net performance data reflects the deduction of all fees and expenses. Net return attribution represents portfolio PnL by sector divided by the Fund’s average net asset value for the period reduced by operating expenses and management fees allocated to the sectors based on the market value of the portfolio for the period. See pp. 4-6 for important risk disclosures and definitions.

Portfolio Activity:

We believe home price appreciation (HPA) has been a strong tailwind to residential mortgage fundamentals, with home prices up ~+52% over the past five years alone. This HPA growth has aided in building up home equity to a record ~$35 trillion - of which ~$15 trillion has appreciated since December 2019 - and supported homeowners across all income percentiles. Our residential mortgage exposures performed well during the first half, with our seasoned RMBS exposures driving returns within the sector year-to-date. Strong home price appreciation (HPA) has been a tailwind to these seasoned loans, deleveraging embedded credit risk by reducing loan-to-value ratios, improving asset coverage, and enhancing overall credit quality. We remain active within the RMBS market. We continued to acquire positions in residential transitional loans (RTLs), which we believe are attractively priced compared to other RMBS sector opportunities, and have traded at what we believe are attractive discounts relative to similar securities in other sectors. Additionally, we were actively buying securities backed by home equity lines of credit (HELOCs) which we believe offer an attractive loss-adjusted investment profile based on our base case and stressed underwriting assumptions. We have been net sellers of credit risk transfer (CRT) securities, reducing our aggregate exposure to this sector at the margin. CRTs have rallied considerably over the past few years, and as such, we have found the convexity profile within other RMBS sectors to be more compelling, in our opinion.

With respect to consumer ABS, there has been no shortage of articles addressing subprime auto loans delinquency rates hitting all-time highs, surpassing those during the GFC. Although delinquencies are at all-time highs, the rate of acceleration (i.e., the year-over-year change) has dropped significantly. Furthermore, it is worth noting that defaults remain below pre-pandemic highs, and well below levels reached during the GFC. While absolute numbers may be interesting, it is critical to have an understanding of the expected defaults given specific loan-level characteristics. In many cases, different loan portfolios of similar assets are expected to have very different fundamental performance and are generally priced to reflect such. We continued to be active throughout the consumer ABS sector with a bias of adding unsecured consumer loan securities backed by a mix of both seasoned and unseasoned collateral.

In commercial real estate, there is a growing demand for securitizations backed by Class-A/Trophy office exposures amongst investors, as performance metrics of these assets continue to outperform Class B/Class C office properties. There remains significant bifurcation in individual CRE property performance which we believe highlights the necessity to be a property-level underwriter when investing in the CRE market. In our opinion, investment success hinges on identifying securities with improving property fundamentals, such as NOI growth and strong leasing traction, backed by committed sponsors with robust collateral coverage. Our strategy emphasizes precise asset selection - considering property type, specific attributes, location, and sponsor strength - alongside updated underwriting metrics, which are vital in our investment processes. We believe the current market presents compelling opportunities for risk-adjusted returns, especially for investors able to deploy capital effectively and underwrite property-specific fundamentals and deal structures.

As of late, investors have found solace in European markets, as its economic outlook has been uplifted as countries all throughout Europe have signaled their intent to increase fiscal spending as they plan to expand their military capabilities. As such, yields on European government bonds moved materially higher throughout 2025 as market expectations around European growth were revised upward. We have been active within the re-performing/non-performing (RPL/NPL) sector, where we believe the opportunity set still remains attractive relative to comparable investments in the performing Euro RMBS market. As European credits rallied throughout Q4 of last year, the RPL/NPL sector lagged the broader tightening, creating what we believe are attractive opportunities on both an outright and relative basis.

Semi-Annual Report | April 30, 2025	3

1WS Credit Income Fund	Management Commentary

April 30, 2025 (Unaudited)

We had been deliberately underweight CLOs in an effort to reduce fundamental credit beta and mark-to-market risk in the portfolio. Our CLO exposure underperformed throughout March and April, as leveraged loans repriced alongside risk assets. We remain tactically positioned within our CLO portfolio, as we have found the market to not be properly pricing the growing fundamental risks tied to interest rates remaining higher for longer and lingering economic uncertainty, and the effects both may have on corporate credit exposures, particularly floating rate exposures. We would expect that continued episodes of volatility may present worthwhile opportunities to tactically trade within the CLO sector and remain positioned to capitalize on opportunities as they arise.

Outlook:

We entered the new year with overall portfolio relatively limited risk, given our views on economic growth slowing and benchmark spreads being at or near all-time tights in many markets, which meant the cost of being underinvested was limited. Despite a macro backdrop that appeared to remain supportive of risk assets, we believed, and had for sometime, that the restrictive policy of the Fed would lower inflation but also slow economic growth, and therefore increase risk factors that could stress market sentiment and result in the re-emergence of fundamental uncertainty, market volatility, and rising risk premia.

Presently, we believe there is still great uncertainty as to where tariffs will ultimately come to rest. Their impact will have broad implications for both U.S. and global economies as well as credit and equity markets over the short to intermediate term, in our opinion. In uncertain markets, we believe opportunities to deploy capital at more attractive returns are starting to appear. Navigating this uncertainty poses both risks and opportunities. In our opinion, the current environment favors specialized credit underwriters who emphasize security selection, risk management, and the pursuit of unique sources of excess return. We believe this has served us well during the first half and is even more relevant looking forward.

Investing in the Fund may be considered speculative and involves a high degree of risk, including the risk of possible substantial loss of your investment.

Prior to investing, Investors should carefully consider the investment objectives, risks, charges and expenses of the 1WS Credit Income Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling (833) 834-4923 or visiting www.1wscapital.com. The prospectus should be read carefully before investing.

1WS Credit Income Fund is distributed by ALPS Distributors, Inc. ALPS Distributors, Inc. is not affiliated with 1WS Capital Advisors, LLC or One William Street Capital Management, L.P.

Net performance data are pre-tax, fund-level, net of operating expenses, management fees, and any applicable shareholder servicing and distribution fees charged to investors. ITD Net return is a linked monthly return. Actual returns experienced by an investor may vary due to these factors, among others.

RISK DISCLOSURES

Past performance is not a guarantee of future results. There is no assurance that the Fund will meet its investment objective.

Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer. The Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment.

The Fund’s investments may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. The Fund is “non-diversified” under the Investment Company Act of 1940 and, thus, changes in the financial condition or market value of a single issuer may cause a greater fluctuation in the Fund’s net asset value than in a “diversified” fund. Diversification does not eliminate the risk of experiencing investment losses. The Fund is not intended to be a complete investment program.

The Fund expects most of its investments to be in securities that are rated below investment grade or would be rated below investment grade if they were rated. Below investment grade instruments or “junk securities” are particularly susceptible to economic downturns compared to higher rated investments. While the Fund may employ hedging techniques to seek to minimize interest rate risk, there can be no assurance that it will engage in such techniques at any given time or that such techniques would be successful. As such, the Fund is subject to interest rate risk and may decline in value as interest rates rise. The Fund may use leverage to achieve its investment objective, which involves risks, including the increased likelihood of net asset value volatility and the increased risk that fluctuations in interest rates on borrowings will reduce the return to investors. In addition to the normal risks associated with investing, investing in international and emerging markets involves risk of capital loss from unfavorable fluctuations in currency values, differences in generally accepted accounting principles or from social, economic or political instability in other nations. The Fund may employ hedging techniques to seek to minimize foreign currency risk. There can be no assurance that it will engage in such techniques at any given time or that such techniques would be successful. The Fund may invest in derivatives, which, depending on market conditions and the type of derivative, are more volatile than other investments and could magnify the Fund’s gains or losses. An investment in shares should be considered only by investors who can assess and bear the illiquidity and other risks associated with such an investment.

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1WS Credit Income Fund	Management Commentary

April 30, 2025 (Unaudited)

Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Mortgage-backed and asset-backed securities are affected by interest rates, financial health of issuers/originators, creditworthiness of entities providing credit enhancements and the value of underlying assets. Fixed-income securities present issuer default risk. Prepayment and extension risk exists because a loan, bond or other investment may be called, prepaid or redeemed before maturity and similar yielding investments may not be available for purchase. Structured finance securities may present risks similar to those of the other types of debt obligations in which the Fund may invest and, in fact, such risks may be of greater significance in the case of structured finance securities. Investing in structured finance securities may be affected by a variety of factors, including priority in the capital structure of the issuer thereof, the availability of any credit enhancement, and the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, among others. Market or other (e.g., interest rate) environments may adversely affect the liquidity of Fund investments, negatively impacting their price. Generally, the less liquid the market at the time the Fund sells a holding, the greater the risk of loss or decline of value to the Fund. See the Fund’s prospectus for information on these and other risks.

There can be no assurance that the Fund will achieve its investment objective. Many of the Fund’s investments may be considered speculative and subject to increased risk. Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the assets of the Fund among the various securities and investments in which the Fund invests. There can be no assurance that the actual allocations or investment selections will be effective in achieving the Fund’s investment objective or delivering positive returns.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the portfolio manager disclaims any responsibility to update such views. The views expressed in this report reflect the current views of the portfolio manager as of April 30th, 2025.

There are limitations when comparing the 1WS Credit Income Fund to indices. Many open-end funds which track these indices offer daily liquidity, while closed-end interval funds offer liquidity on a periodic basis. Deteriorating general market conditions will reduce the value of stock securities. When interest rates rise, the value of bond securities tends to fall. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in investment grade securities, including a high degree of credit risk. Lower-rated securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers/ issues of lower-rated securities may be more complex than for issuers/issues of higher quality debt securities. There is a risk that issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Assets and securities contained within indices are different than the assets and securities contained in the 1WS Credit Income Fund and will therefore have different risk and reward profiles. An investment cannot be made in an index, which is unmanaged and has returns that do not reflect any trading, management or other costs. Please see definitions for a description of the investment indexes selected.

Definitions

ABS: Asset-Backed Securities are instruments secured by financial, physical, and/or intangible assets (e.g., receivables or pools of receivables), and investments in any assets/instruments underlying the foregoing structured/secured obligations.

Basis Points (bps): A basis point is a common unit of measurement for interest rates and credit spreads and is equal to one hundredth of one percent.

Bloomberg Barclays U.S. Aggregate Bond Index: The Bloomberg USAgg Index measures the USD-denominated, investment grade, fixed-rate taxable bond market performance. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index.

CLO: Collateralized Loan Obligations are instruments that represent debt and equity tranches of collateralized loan obligations and collateralized debt obligations.

CMBS: Commercial Mortgage-Backed Securities are fixed income instruments that are secured by mortgage loans on commercial real property.

Credit Risk Transfer (CRT) Securities: CRT securities effectively transfer a portion of the risk associated with credit losses within pools of residential mortgage loans to investors.

Foreign Exchange Rate Hedges: Foreign exchange rate hedges include a variety of different products to help protect against foreign currency exposure within our portfolio. In principle, foreign exchange rate hedging products provide greater certainty over future loan repayments.

Semi-Annual Report | April 30, 2025	5

1WS Credit Income Fund	Management Commentary

April 30, 2025 (Unaudited)

ICE BofAML US High Yield Index: The index tracks the performance of US dollar denominated below investment grade rated corporate debt publically issued in the US domestic market. Investors cannot invest directly in an index.

Interest Rate Hedges: Interest rate hedges include a variety of different products to help protect against interest rate risk. In principle, interest rate hedging products provide greater certainty over future loan repayments.

Non-Dollar ABS: Non-Dollar Asset-Backed Securities are instruments secured by financial, physical, and/or intangible assets (e.g., receivables or pools of receivables), and investments in any assets/instruments underlying the foregoing structured/secured obligations outside of the U.S. Non-Dollar Asset-Backed Securities are denominated in currencies other than the U.S. Dollar.

Residential Transitional Loans (RTL): Mortgage loans, specifically real estate investment loans, that are usually short duration financing for investors pursuing construction, renovation, and other rehabilitation projects on a property.

RMBS: Residential Mortgage-Backed Securities are securities that may be secured by interests in a single residential mortgage loan or a pool of mortgage loans secured by residential property.

Risk Premia: Risk Premia is the investment return an asset is expected to yield in excess of the risk-free rate of return.

SASB: Single Asset Single Borrower (SASB) CMBS transactions involve the securitization of a single loan (SA) or collateralized by a group of assets all owned by the same borrower (SB).

Tranche: Tranches are segments created from a pool of assets - usually debt instruments such as bonds or mortgages - that are divvied up by risk, time to maturity, or other characteristics in order to be marketable to different investors.

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1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES (43.95%)
Residential (32.44%)
ACE Securities Corp. Home Equity Loan Trust, Series 2006-OP2, Class M1(b)(c)	1M CME TERM SOFR + 0.49%	08/25/36		$683,193	$527,289
AIMS , Series 2007-1, Class B(b)	1M BBSW + 0.57%	07/10/38	A$	739,534	386,688
Alternative Loan Trust, Series 2007-21CB, Class 2A3(b)	1M CME TERM SOFR + 0.61%	09/25/37		$996,231	277,550
Alternative Loan Trust, Series 2007-21CB, Class 2A4(b)(d)	5.49% - 1M CME TERM SOFR	09/25/37		920,873	94,205
Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M4(b)	1M CME TERM SOFR + 0.95%	03/25/36		711,158	843,860
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R5, Class M7(b)	1M CME TERM SOFR + 1.94%	07/25/35		529,486	634,694
Angel Oak Mortgage Trust, Series 2025-HB1, Class M1(b)(e)	30D US SOFR + 2.40%	02/25/55		905,000	915,589
Angel Oak Mortgage Trust, Series 2025-HB1, Class M2(b)(e)	30D US SOFR + 2.70%	02/25/55		750,000	758,925
Angel Oak Mortgage Trust, Series 2025-HB1, Class M3(b)(e)	30D US SOFR + 3.05%	02/25/55		1,077,000	1,090,247
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W5, Class M1(b)(c)	1M CME TERM SOFR + 0.80%	01/25/36		1,355,325	1,357,764
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Series 2006-HE3, Class M1(b)	1M CME TERM SOFR + 0.56%	03/25/36		634,762	555,417
Atlas Funding PLC, Series 2023-1, Class F(b)	N/A(f)	01/25/61		£402,000	572,923
Banc of America Funding , Series 2007-5, Class CA8(b)(d)	5.35% - 1M CME TERM SOFR	07/25/37		$2,183,219	186,883
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A2(b)(c)	1M CME TERM SOFR + 0.57%	01/25/37		840,636	792,719
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 2A2A(b)	1M CME TERM SOFR + 0.35%	06/25/37		818,741	761,102
Bletchley Park Funding PLC, Series 2024-1, Class E(b)	SONIA IR + 4.12%	07/27/70		£430,000	569,735
Bletchley Park Funding PLC, Series 2024-1, Class X1(b)	SONIA IR + 4.12%	07/27/70		116,858	156,810
Brants Bridge PLC, Series 2023-1, Class E(b)	SONIA IR + 4.25%	09/14/26		915,000	1,227,341
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1(b)	1M CME TERM SOFR + 0.61%	02/25/37		$734,913	605,201
Castell PLC, Series 2023-1, Class G(b)(c)	N/A(f)	05/25/55		£1,014,000	1,424,054
Castell PLC, Series 2023-2, Class G(b)	SONIA IR + 9.90%	11/25/55		407,000	568,659
C-BASS , Series 2007-CB4, Class A1B(b)	1M CME TERM SOFR + 0.29%	04/25/37		$1,699,051	793,117
Connecticut Avenue Securities, Series 2021-R02, Class 2B2(b)(e)	30D US SOFR + 6.20%	11/25/41		2,926,000	3,061,474
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2(b)(c)(e)	30D US SOFR + 7.00%	04/25/42		1,456,000	1,567,530
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1B2(b)(e)	30D US SOFR + 10.60%	05/25/42		644,000	730,618
Connecticut Avenue Securities Trust, Series 2023-R03, Class 2B1(b)(c)(e)	30D US SOFR + 6.35%	04/25/43		626,000	699,367
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1B2(b)(e)	30D US SOFR + 5.90%	07/25/43		687,000	750,135
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2(b)(e)	30D US SOFR + 4.00%	01/25/44		1,875,000	1,959,375
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2(b)(c)(e)	30D US SOFR + 3.70%	02/25/44		2,655,000	2,749,253
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1A17	5.50%	12/25/35		120,443	102,617
CWABS Asset-Backed Certificates Trust, Series 2004-15, Class MV7(b)	1M CME TERM SOFR + 2.51%	02/25/35		740,387	507,980
CWABS Asset-Backed Certificates Trust, Series 2005-2, Class M6(b)(c)	30D US SOFR + 2.03%	08/25/35		541,117	520,230

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2025	7

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
CWABS Asset-Backed Certificates Trust 2006-11, Series 2006-12, Class M1(b)	1M CME TERM SOFR + 0.56%	12/25/36	$682,323	$634,356
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 2A2(b)	1M CME TERM SOFR + 0.75%	08/25/47	899,907	650,633
Dilosk RMBS NO 7 DAC, Series 2023-7, Class X1(b)	3M EUR L + 6.33%	10/20/62	€60,240	68,359
Dilosk RMBS No 8 Sts DAC, Series 2024-STS, Class F(b)	9.57%	05/20/62	459,000	552,425
Dilosk RMBS No 8 Sts DAC, Series 2024-STS, Class X(b)	11.92%	05/20/62	379,697	433,451
Dilosk Rmbs NO 9 Dac, Series 2024-9, Class X2(b)	N/A(f)	01/25/63	613,000	617,007
Domi BV, Series 2021-1, Class E(b)(c)	3M EUR L + 6.50%	06/15/53	704,000	799,041
Domi BV, Series 2024-1, Class E(b)	3M EUR L + 5.65%	06/15/56	463,000	545,123
Domi BV, Series 2024-1, Class X(b)	3M EUR L + 3.98%	09/17/29	411,008	467,752
Dominion Mortgage Trust, Series 2025-RTL1, Class A2(e)(g)	8.02%	03/25/30	$750,000	760,200
Eagle RE, Ltd., Series 2023-1, Class M2(b)(e)	30D US SOFR + 5.20%	09/26/33	1,383,500	1,469,000
East One PLC, Series 2024-1, Class E(b)	SONIA IR + 4.50%	12/27/55	£783,000	1,066,978
Elstree Funding No 5 PLC, Series 2024-5, Class F(b)	SONIA IR + 4.69%	03/21/28	403,998	549,658
E-MAC Program BV, Series 2007-NL3X, Class D(b)(c)	3M EUR L + 0.50%	07/25/47	€516,832	456,274
Eurohome UK Mortgages 2007 -1 PLC, Series 2007-1, Class B2(b)	SONIA IR + 3.22%	06/15/44	£430,000	538,102
Eurohome UK Mortgages PLC, Series 2007-2, Class B1(b)(c)	SONIA IR + 1.52%	09/15/44	550,000	710,332
Eurosail 2006-2bl PLC, Series 2006-2X, Class D1C(b)(c)	SONIA IR + 0.92%	12/15/44	1,528,000	1,900,735
Eurosail 2006-3nc PLC, Series 2006-3X, Class D1A(b)(c)	3M EUR L + 0.90%	09/10/44	€624,000	632,603
Eurosail 2006-4np PLC, Series 2006-4X, Class D1C(b)(c)	SONIA IR + 0.92%	12/10/44	£645,564	797,534
Eurosail-UK 2007-5np PLC, Series 2007-5X, Class B1C(b)	SONIA IR + 2.14%	09/13/45	389,132	473,424
Exmoor Funding PLC, Series 2024-1, Class X(b)	3M EUR L + 5.65%	03/25/94	321,171	429,906
Fieldstone Mortgage Investment Trust, Series 2005-3, Class M2(b)	1M CME TERM SOFR + 0.79%	02/25/36	$1,626,000	528,613
FIGRE Trust, Series 2025-HE1, Class A(b)(c)(e)	5.83%	01/25/55	2,002,768	2,043,424
FIGRE Trust, Series 2025-HE2, Class A(b)(e)	5.78%	03/25/55	24,253,984	24,688,130
FIGRE Trust, Series 2025-PF1, Class A(b)(e)	5.76%	06/25/55	1,263,000	1,275,630
Finance Ireland RMBS NO 7 DAC, Series 2024-7, Class E(b)	3M EUR L + 4.19%	12/24/63	€466,000	534,084
Finance Ireland RMBS NO 7 DAC, Series 2024-7, Class X(b)	3M EUR L + 3.72%	12/24/63	114,776	130,102
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M3(b)(c)	1M CME TERM SOFR + 0.86%	11/25/36	$1,966,435	1,387,713
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2(b)	1M CME TERM SOFR + 0.71%	01/25/36	548,843	526,889
Freddie Mac STACR REMIC Trust, Series 2020-DNA1, Class B2(b)(e)	30D US SOFR + 5.36%	01/25/50	494,000	540,930
Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2(b)(e)	30D US SOFR + 5.65%	12/25/50	1,789,000	2,017,097
Freddie Mac STACR REMIC Trust, Series 2020-HQA3, Class B2(b)(e)	30D US SOFR + 10.11%	07/25/50	1,806,000	2,404,870
Freddie Mac STACR REMIC Trust, Series 2020-HQA4, Class B2(b)(e)	30D US SOFR + 9.51%	09/25/50	858,000	1,124,237
Freddie Mac STACR REMIC Trust, Series 2023-DNA2, Class B1(b)(e)	30D US SOFR + 7.60%	04/25/43	955,000	1,079,150
Freddie Mac STACR REMIC Trust 2021-DNA2, Series 2020-DNA2, Class B2(b)(e)	30D US SOFR + 4.91%	02/25/50	2,575,000	2,752,160
Fremont Home Loan Trust, Series 2004-C, Class M3(b)	1M CME TERM SOFR + 1.84%	08/25/34	170	–
FT RMBS Miravet, Series 2023-1, Class E(b)(c)	3M EUR L + 3.00%	11/26/66	€600,000	650,754
FT RMBS Miravet, Series 2023-1, Class F(b)(c)	3M EUR L + 4.00%	11/26/66	600,000	643,753
Fylde Funding PLC, Series 2024-1, Class E(b)	SONIA IR + 4.15%	07/25/52	£741,000	981,403
GCAT , Series 2019-RPL1, Class B3(b)(e)	3.75%	10/25/68	$988,000	766,392
Genesis Mortgage Funding PLC, Series 2022-1, Class F(b)	SONIA IR + 6.80%	06/15/25	£904,000	1,207,044

See Notes to Consolidated Financial Statements.

8	www.1wscapital.com

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
GSAA Home Equity Trust, Series 2007-8, Class A4(b)	1M CME TERM SOFR + 1.31%	08/25/37	$547,743	$304,107
Harben Finance, Series 2022-1RA, Class G(b)(e)	SONIA IR + 4.30%	09/28/26	£391,000	521,396
Hermitage 2024 PLC, Series 2024-1, Class E(b)	SONIA IR + 3.90%	04/21/33	281,525	374,436
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2005-D, Class M2(b)	1M CME TERM SOFR + 0.82%	03/25/36	$459,066	350,635
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2006-A, Class M1(b)	1M CME TERM SOFR + 0.71%	03/25/36	785,546	594,737
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2006-C, Class M1(b)	1M CME TERM SOFR + 0.55%	08/25/36	544,062	585,193
Home RE, Ltd., Series 2022-1, Class M1C(b)(c)(e)	30D US SOFR + 5.50%	10/25/34	388,000	400,571
Home RE, Ltd., Series 2023-1, Class M1B(b)(c)(e)	30D US SOFR + 4.60%	10/25/33	1,000,000	1,028,400
Homeward Opportunities Fund Trust, Series 2024-RRTL2, Class M1(b)(e)	8.16%	09/25/39	500,000	507,250
Homeward Opportunities Fund Trust, Series 2025-RRTL1, Class M1(b)(e)	6.83%	02/25/27	1,393,000	1,394,672
Hops Hill No2 PLC, Series 2022-2, Class E(b)	SONIA IR + 5.25%	11/27/54	£1,072,000	1,446,220
HSI Asset Securitization Corp. Trust, Series 2007-HE1, Class 1A1(b)	1M CME TERM SOFR + 0.25%	01/25/37	$969,705	760,249
Jeronimo Funding DAC, Series 2025-1, Class B(b)	3M EUR L + 2.00%	10/25/64	€1,489,000	1,672,306
Jeronimo Funding DAC, Series 2025-1, Class C(b)	3M EUR L + 2.50%	10/25/64	739,000	805,112
Jeronimo Funding DAC, Series 2025-1, Class D(b)	3M EUR L + 3.00%	10/25/64	757,000	821,463
JP Morgan Mortgage Acquisition Corp., Series 2006-FRE2, Class M3(b)	1M CME TERM SOFR + 0.67%	02/25/36	$912,325	656,874
JP Morgan Mortgage Acquisition Trust, Series 2006-HE2, Class M2(b)(c)	1M CME TERM SOFR + 0.59%	07/25/36	1,117,276	1,135,711
Kinbane 2022-RPL 1 DAC, Series 2022-RPL1X, Class E(b)(c)	1M EUR L + 4.50%	09/25/62	€2,874,000	3,508,459
Kinbane 2022-RPL 1 DAC, Series 2022-RPL1X, Class F(b)	1M EUR L + 5.50%	09/25/62	1,768,000	2,316,128
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class D(b)	1M EUR L + 3.25%	01/26/65	557,000	626,959
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class E(b)	1M EUR L + 4.25%	01/26/65	557,000	630,240
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class F(b)	1M EUR L + 5.25%	01/26/65	749,000	836,540
Kinbane 2024-Rpl 2 DAC, Series 2024-RPL2X, Class D(b)(c)	1M EUR L + 3.25%	01/24/63	936,000	1,049,213
Kinbane 2024-Rpl 2 DAC, Series 2024-RPL2X, Class E(b)(c)	1M EUR L + 4.25%	01/24/63	1,310,000	1,458,359
Kinbane 2024-Rpl 2 DAC, Series 2024-RPL2X, Class F(b)(c)	1M EUR L + 5.25%	01/24/63	2,806,000	3,071,650
Kinbane 2025-RPL1 DAC, Series 2025-RPL1X, Class C(b)(c)	1M EUR L + 2.10%	06/24/78	1,343,000	1,495,096
Kinbane 2025-RPL1 DAC, Series 2025-RPL1X, Class D(b)(c)	1M EUR L + 3.00%	06/24/78	1,942,000	2,152,033
Kinbane 2025-RPL1 DAC, Series 2025-RPL1X, Class E(b)(c)	1M EUR L + 4.25%	06/24/78	1,798,000	1,978,812
Kinbane 2025-RPL1 DAC, Series 2025-RPL1X, Class F(b)(c)	1M EUR L + 5.50%	06/24/78	703,000	781,023
Landmark Mortgage Securities No 3 PLC, Series 2007-3, Class D(b)(c)	SONIA IR + 4.12%	04/17/44	£433,305	574,864
Lansdowne Mortgage Securities No 1 PLC, Series 2006-1, Class M2(b)(c)	3M EUR L + 0.84%	06/15/45	€500,000	399,443
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)(c)	1M CME TERM SOFR + 0.71%	01/25/37	$670,430	347,886
Lehman Mortgage Trust, Series 2007-5, Class 6A1(b)	1M CME TERM SOFR + 0.43%	10/25/36	3,338,719	1,276,058
LHOME Mortgage Trust, Series 2024-RTL4, Class M1(b)(e)	7.79%	01/25/27	500,000	504,950
LHOME Mortgage Trust, Series 2024-RTL5, Class M1(b)(e)	6.82%	09/25/39	500,000	502,550
LHOME Mortgage Trust, Series 2025-RTL1, Class M1(b)(e)	7.02%	01/25/40	760,000	765,168
LHOME Mortgage Trust, Series 2025-RTL2, Class A1(b)(e)	5.61%	04/25/40	1,131,000	1,140,727
LHOME Mortgage Trust, Series 2025-RTL2, Class M1(b)(e)	7.70%	04/25/40	750,000	756,375
Merrion Square Residential 2024-1 DAC, Series 2024-1X, Class C(b)	1M EUR L + 2.35%	03/24/81	€474,000	533,104
Merrion Square Residential 2024-1 DAC, Series 2024-1X, Class D(b)	1M EUR L + 3.25%	03/24/81	475,000	531,539

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2025	9

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Merrion Square Residential 2024-1 DAC, Series 2024-1X, Class E(b)	1M EUR L + 4.25%	03/24/81	€811,000	$906,889
MFA , Series 2024-RTL3, Class A2(e)	6.54%	11/25/39	$752,000	763,957
Molossus Btl PLC, Series 2024-1, Class F(b)	SONIA IR + 4.93%	04/18/61	£399,000	538,657
Molossus Btl PLC, Series 2024-1, Class X(b)	SONIA IR + 4.83%	10/18/26	304,954	407,061
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class M2(b)	1M CME TERM SOFR + 0.65%	02/25/36	$846,083	789,988
Mortimer 2024-Mix PLC, Series 2024-MIX, Class E(b)	SONIA IR + 5.92%	06/22/28	£815,000	1,146,970
Mortimer 2024-Mix PLC, Series 2024-MIX, Class X(b)	SONIA IR + 3.73%	06/22/28	510,160	679,818
Mulcair Securities, Series 2025-4, Class C(b)	3M EUR L + 2.00%	07/24/28	€813,000	880,851
Mulcair Securities, Series 2025-4, Class D(b)	3M EUR L + 2.00%	07/24/28	722,000	752,238
Nationstar Home Equity Loan Trust, Series 2007-B, Class M2(b)	1M CME TERM SOFR + 0.58%	04/25/37	$1,217,855	1,233,808
Newgate Funding PLC, Series 2006-2, Class DB(b)	3M EUR L + 0.90%	12/01/50	€40,364	41,296
Newgate Funding PLC, Series 2007-1X, Class DB(b)	3M EUR L + 0.75%	12/01/50	539,307	502,815
Newgate Funding PLC, Series 2007-2X, Class E(b)	SONIA IR + 3.87%	12/15/50	£419,190	493,960
NYMT 2024-BPL2 M(e)	8.41%	05/25/39	$3,750,000	3,855,750
Ownit Mortgage Loan Trust, Series 2005-4, Class M1(b)(c)	1M CME TERM SOFR + 0.94%	08/25/36	873,498	798,727
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW, Series 2005-WCW2, Class M5(b)	1M CME TERM SOFR + 1.13%	07/25/35	568,480	607,080
Parkmore Point RMBS 2022-1 PLC, Series 2022-1X, Class D(b)(c)	SONIA IR + 3.50%	07/25/45	£440,000	587,792
Polaris PLC, Series 2021-1, Class F(b)	SONIA IR + 3.40%	12/23/58	377,000	503,330
Polaris PLC, Series 2022-1, Class E(b)	SONIA IR + 3.40%	10/23/59	553,000	736,243
Polaris PLC, Series 2022-2, Class E(b)	SONIA IR + 5.75%	05/23/59	795,579	1,069,912
Polaris PLC, Series 2023-1, Class F(b)	SONIA IR + 8.25%	02/23/61	403,000	550,126
Polaris PLC, Series 2023-2, Class E(b)	SONIA IR + 6.00%	09/27/59	555,000	773,373
Polaris PLC, Series 2023-2, Class F(b)	SONIA IR + 8.75%	09/27/59	403,000	574,671
Polaris PLC, Series 2024-1, Class F(b)	SONIA IR + 5.65%	02/26/61	395,000	541,891
Polaris PLC, Series 2024-1, Class X(b)	SONIA IR + 5.65%	02/26/61	106,302	140,704
Polaris PLC, Series 2025-1, Class X(b)(c)	SONIA IR + 3.68%	02/26/68	2,476,611	3,316,736
Popular ABS Mortgage Pass-Through Trust, Series 2005-5, Class MF1(g)	3.44%	11/25/35	$408,843	300,050
Popular ABS Mortgage Pass-Through Trust, Series 2005-D, Class M1(c)(g)	3.51%	01/25/36	395,376	342,830
PRET LLC, Series 2025-NPL3, Class A1(e)(g)	6.71%	04/25/55	2,600,000	2,627,820
PRPM LLC, Series 2025-2, Class A1(e)(g)	6.47%	05/25/30	1,346,000	1,359,998
Radnor Re, Ltd., Series 2024-1, Class B1(b)(e)	30D US SOFR + 5.15%	09/25/34	150,000	155,205
Radnor Re, Ltd., Series 2024-1, Class M1B(b)(e)	30D US SOFR + 2.90%	09/25/34	1,750,000	1,754,200
Radnor Re, Ltd., Series 2024-1, Class M1C(b)(e)	30D US SOFR + 3.50%	09/25/34	500,000	505,900
Residential Accredit Loans, Inc., Series 2006-Q05, Class 1A2(b)(c)	1M CME TERM SOFR + 0.49%	05/25/46	853,500	891,822
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A16(b)(c)	1M CME TERM SOFR + 0.76%	07/25/36	357,776	255,309
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A5(b)(c)	1M CME TERM SOFR + 0.81%	07/25/36	527,463	377,031
Residential Asset Securitization Trust, Series 2005-A15, Class 2A10(b)	1M CME TERM SOFR + 0.56%	02/25/36	1,382,775	398,239
RMAC Securities No 1 PLC, Series 2006-NS4X, Class B1C(b)	3M EUR L + 0.85%	06/12/44	€425,725	438,828
Roc Mortgage Trust, Series 2024-RTL1, Class M1(b)(e)	7.28%	10/25/39	$1,046,500	1,047,023
Rochester Financing No 3 PLC, Series 2021-3, Class E(b)	SONIA IR + 2.50%	12/18/44	£404,000	533,724
Rochester Financing No 3 PLC, Series 2021-3, Class F(b)	SONIA IR + 2.50%	12/18/44	412,000	528,095

See Notes to Consolidated Financial Statements.

10	www.1wscapital.com

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
SMI Equity Release 2018-1 DAC, Series 2023-1, Class BRR(b)	3M EUR L + 5.00%	12/20/67	€500,000	$528,644
Soundview Home Loan Trust, Series 2005-OPT4, Class M2(b)(c)	1M CME TERM SOFR + 0.94%	12/25/35	$1,775,259	1,563,648
Soundview Home Loan Trust, Series 2006-OPT2, Class M1(b)	1M CME TERM SOFR + 0.56%	05/25/36	629,818	528,543
Stratton Mortgage Funding 2024-1 PLC, Series 2024-1A, Class F(b)(e)	3M SONIA IR + 4.00%	06/20/60	£465,000	606,999
Stratton Mortgage Funding 2024-2 PLC, Series 2024-2X, Class E(b)	SONIA IR + 3.75%	06/28/50	400,000	526,574
Stratton Mortgage Funding PLC, Series 2024-3, Class E(b)	SONIA IR + 3.75%	06/25/49	395,000	525,150
Stratton Mortgage Funding PLC, Series 2024-3, Class F(b)	SONIA IR + 4.75%	06/25/49	396,000	514,184
Structured Asset Investment Loan Trust, Series 2005-8, Class M2(b)	1M CME TERM SOFR + 0.86%	10/25/35	$993,130	832,938
Structured Asset Investment Loan Trust, Series 2005-9, Class M2(b)(c)	1M CME TERM SOFR + 0.79%	11/25/35	1,348,240	1,205,596
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A4(b)(c)	1M CME TERM SOFR + 0.42%	09/25/36	1,907,568	1,073,961
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC6, Class M1(b)	1M CME TERM SOFR + 0.38%	01/25/37	585,351	545,196
Structured Asset Securities Corp. Mortgage Loan Trust 2006-W1, Series 2006-W1A, Class M1(b)(e)	1M CME TERM SOFR + 0.41%	08/25/46	2,117,166	2,149,982
SYON, Series 2020-2, Class E	6.27%	12/17/27	£795,614	1,073,776
Towd Point Mortgage Funding 2024 - Granite 6 PLC, Series 2024-GR6X, Class E(b)	SONIA IR + 3.50%	01/20/27	833,000	1,109,357
Towd Point Mortgage Funding 2024 - Granite 6 PLC, Series 2024-GR6X, Class F(b)	SONIA IR + 4.50%	07/20/53	556,000	741,644
Towd Point Mortgage Trust, Series 2017-1, Class B4(b)(e)	3.85%	06/25/32	$743,000	582,438
Triangle Re, Ltd., Series 2021-2, Class B1(b)(e)	1M CME TERM SOFR + 7.61%	10/25/33	469,000	499,204
Triangle Re, Ltd., Series 2021-3, Class B1(b)(e)	30D US SOFR + 4.95%	02/25/34	591,600	611,241
Triangle Re, Ltd., Series 2023-1, Class M1B(b)(c)(e)	30D US SOFR + 5.25%	11/25/33	1,015,000	1,064,329
TVC Mortgage Trust, Series 2025-RRTL1, Class A2(e)(g)	6.68%	04/25/40	1,005,000	1,015,854
TVC Mortgage Trust, Series 2025-RRTL1, Class M1(e)(g)	7.65%	04/25/40	750,000	758,925
Twin Bridges PLC, Series 2022-1, Class X2(b)	3M SONIA IR + 5.00%	12/01/55	£209,948	279,852
Twin Bridges PLC, Series 2022-2, Class E(b)	SONIA IR + 5.50%	06/12/55	241,000	325,612
Uropa Securities PLC, Series 2007-1, Class B1A(b)(c)	SONIA IR + 1.47%	10/10/40	531,032	633,394
Uropa Securities PLC, Series 2007-1, Class B1B(b)(c)	3M EUR L + 1.35%	10/10/40	€514,921	523,595
Uropa Securities PLC, Series 2007-1, Class B2A(b)	SONIA IR + 4.12%	10/10/40	£433,748	521,867
Vecht Residential B.V., Series 2023-1, Class X2(b)(c)	3M EUR L + 5.80%	05/22/28	€635,000	821,508
VNTV 2025-RTL1 A2(c)(e)(g)		03/25/30	$750,000	762,975
Vontive Mortgage Trust, Series 2025-RTL1, Class A1(e)(g)	6.51%	03/25/30	2,354,000	2,394,253
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1C(b)	12M US FED + 1.00%	02/25/46	183,358	294,675
Washington Mutual Asset-Backed Certificates WMABS, Series 2006-HE2, Class A3(b)	1M CME TERM SOFR + 0.41%	05/25/36	949,732	756,557
Total Residential Mortgage Backed Securities				$188,264,315

Commercial (11.51%)
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class B(b)(e)	1M CME TERM SOFR + 1.56%	09/15/38	3,207,000	3,020,032
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class C(b)(e)	1M CME TERM SOFR + 2.11%	09/15/38	2,461,000	2,232,619

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2025	11

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class D(b)(e)	1M CME TERM SOFR + 2.86%	09/15/38	$667,000	$575,954
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class E(b)(e)	1M CME TERM SOFR + 3.86448%	09/15/38	1,500,000	1,252,800
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class F(b)(e)	1M CME TERM SOFR + 5.11%	09/15/38	2,500,000	1,886,250
BBCMS Mortgage Trust, Series 2021-AGW, Class A(b)(e)	1M CME TERM SOFR + 1.36%	06/15/36	1,560,000	1,503,060
BBCMS Mortgage Trust, Series 2021-AGW, Class E(b)(e)	1M CME TERM SOFR + 3.26%	06/15/36	588,000	517,029
BBCMS Mortgage Trust, Series 2021-AGW, Class F(b)(c)(e)	1M CME TERM SOFR + 4.11%	06/15/36	1,361,000	1,187,336
BBSG Mortgage Trust, Series 2016-MRP, Class A(e)	3.28%	06/05/36	2,000,000	1,801,600
BFLD Mortgage Trust, Series 2021-FPM, Class D(b)(c)(e)	1M CME TERM SOFR + 4.76%	06/15/38	500,000	500,100
BFLD Mortgage Trust, Series 2021-FPM, Class E(b)(c)(e)	1M CME TERM SOFR + 5.76%	06/15/38	533,000	533,106
BHMS, Series 2018-ATLS, Class D(b)(e)	1M CME TERM SOFR + 2.55%	07/15/35	1,202,000	1,201,399
BPR Trust, Series 2021-WILL, Class C(b)(c)(e)	1M CME TERM SOFR + 4.11%	06/15/38	500,000	499,250
BPR Trust, Series 2021-WILL, Class E(b)(e)	1M CME TERM SOFR + 6.86%	06/15/38	500,000	499,300
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class D(b)(c)(e)	5.23%	11/10/46	568,614	555,423
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class E(e)	3.30%	10/10/47	564,000	112,687
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class E(b)(e)	5.10%	05/10/49	1,364,000	1,267,429
COMM 2014-CCRE18 Mortgage Trust, Series 2014-CR18, Class E(e)	3.60%	07/15/47	933,577	884,471
COMM Mortgage Trust, Series 2019-521F, Class A(b)(e)	1M CME TERM SOFR + 1.05%	06/15/34	2,150,000	2,033,040
COMM Mortgage Trust, Series 2019-GC44, Class 180A(b)(e)	3.51%	08/15/57	429,000	397,254
COMM Mortgage Trust, Series 2021-2400, Class B(b)(e)	1M CME TERM SOFR + 1.86%	12/15/38	3,304,000	3,272,282
CSMC, Series 2020-FACT, Class B(b)(e)	1M CME TERM SOFR + 2.61%	10/15/37	1,000,000	972,400
CSMC, Series 2020-FACT, Class D(b)(c)(e)	1M CME TERM SOFR + 3.82%	10/15/37	1,090,000	1,043,893
CSMC Trust, Series 2017-PFHP, Class A(b)(e)	1M CME TERM SOFR + 1.00%	12/15/30	1,112,602	1,110,821
CSMC Trust, Series 2017-PFHP, Class D(b)(e)	1M CME TERM SOFR + 2.297%	12/15/30	734,000	683,648
DBWF Mortgage Trust, Series 2024-LCRS, Class E(b)(c)(e)	1M CME TERM SOFR + 4.19%	04/15/37	2,000,000	2,000,800
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G(b)(e)	1M CME TERM SOFR + 4.11%	12/15/36	774,924	723,082
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class A(b)(e)	1M CME TERM SOFR + 1.41%	05/15/26	538,000	511,853
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class B(b)(e)	1M CME TERM SOFR + 1.86%	05/15/26	1,000,000	899,100

See Notes to Consolidated Financial Statements.

12	www.1wscapital.com

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class C(b)(e)	1M CME TERM SOFR + 2.11%	05/15/26	$567,000	$477,584
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class E(b)(e)	PRIME + 0.96%	10/15/32	124,980	119,731
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A(b)(e)	1M CME TERM SOFR + 1.61%	09/15/29	579,351	554,033
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C(b)(e)	1M CME TERM SOFR + 2.21%	09/15/29	135,000	117,787
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class D(b)(e)	1M CME TERM SOFR + 2.46%	09/15/29	1,000,000	852,400
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class E(e)	3.50%	11/15/45	1,000,000	655,800
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class F(e)	3.59%	11/15/45	1,098,000	232,556
JW Trust, Series 2024-BERY, Class E(b)(e)	1M CME TERM SOFR + 3.54%	11/15/29	1,500,000	1,486,950
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class E(b)(e)	4.52%	10/15/48	2,660,000	2,379,370
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class G(b)(c)(e)	4.52%	10/15/48	1,449,060	833,789
Morgan Stanley Capital I Trust, Series 2017-ASHF, Class E(b)(e)	1M CME TERM SOFR + 3.32%	11/15/34	580,000	564,050
Morgan Stanley Capital I Trust, Series 2018-H3, Class D(e)	3.00%	07/15/51	1,000,000	850,100
Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class C(b)(e)	4.25%	08/15/36	946,000	842,981
Natixis Commercial Mortgage Securities Trust, Series 2022-JERI, Class A(b)(e)	1M CME TERM SOFR + 1.40%	01/15/39	2,084,266	1,890,012
SMR Mortgage Trust, Series 2022-IND, Class E(b)(e)	1M CME TERM SOFR + 5.00%	02/15/39	2,747,031	2,734,670
SMRT, Series 2022-MINI, Class F(b)(c)(e)	1M CME TERM SOFR + 3.35%	01/15/39	1,000,000	955,800
VCP Tyler Pref, LLC(h)	13.50%	12/29/25	2,216,548	2,216,548
Velocity Commercial Capital Loan Trust, Series 2024-2, Class M4(b)(e)	10.71%	04/25/54	484,929	499,865
Velocity Commercial Capital Loan Trust, Series 2024-6, Class M3(b)(e)	6.92%	06/25/34	743,861	759,482
Velocity Commercial Capital Loan Trust, Series 2025-1, Class A(b)(e)	6.03%	07/25/32	7,935,120	8,059,702
Velocity Commercial Capital Loan Trust, Series 2025-1, Class M1(b)(c)(e)	6.68%	12/25/32	749,041	762,074
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class E(b)(e)	1M CME TERM SOFR + 3.94%	11/15/26	1,110,000	1,101,786
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class E(e)	3.15%	09/15/57	1,311,000	1,172,296
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class F(e)	3.15%	09/15/57	489,500	412,404
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class G(e)	3.15%	09/15/57	814,500	613,970
Wilmot Plaza Mezz Loan, Class F(h)	11.15%	10/01/31	2,000,000	2,000,000
Total Commercial Mortgage Backed Securities				$66,823,758

TOTAL MORTGAGE-BACKED SECURITIES (Cost $247,888,183)				$255,088,073

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2025	13

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
ASSET-BACKED SECURITIES (38.03%)
Automobile (15.84%)
ACC Trust, Series 2022-1, Class C(e)	3.24%	10/20/25	$995,190	$315,376
ACM Auto Trust 2023-1, Series 2023-1A, Class D(c)(e)	12.58%	01/22/30	1,988,814	2,017,254
ACM Auto Trust 2023-2, Series 2023-2A, Class B(c)(e)	9.85%	06/20/30	1,608,000	1,638,874
ACM Auto Trust 2024-1, Series 2024-1A, Class B(c)(e)	11.40%	01/21/31	851,000	872,530
ACM Auto Trust 2024-2, Series 2024-2A, Class B(e)	9.21%	04/20/26	500,000	510,950
ACM Auto Trust 2025-1, Series 2025-1A, Class B(e)	7.87%	10/20/26	750,000	757,950
Ares Lusitani-STC SA / Pelican Finance 2, Series 2021-2, Class E(b)	6.40%	01/25/35	€110,510	121,648
Arivo Acceptance Auto Loan Receivables Trust 2024-1, Series 2024-1A, Class D(e)	12.55%	08/15/30	$1,792,000	2,057,037
Asset-Backed European Securitisation Transaction Twenty-Three Sarl, Series 2024-23, Class M(b)	1M EUR L + 6.20%	03/21/34	€700,000	790,378
Auto ABS Spanish Loans Fondo Titulizacion, Series 2022-1, Class D(b)	1M EUR L + 4.25%	02/28/32	316,890	361,466
Auto ABS Spanish Loans FT, Series 2024-1, Class D(b)	1M EUR L + 2.90%	09/28/38	1,485,334	1,680,472
Auto ABS Spanish Loans FT, Series 2024-1, Class E(b)	1M EUR L + 4.00%	09/28/38	426,011	480,917
AutoFlorence 2 Srl, Series 2021-2, Class F	5.00%	12/24/44	26,110	28,866
Autonoria Spain 2021 FT, Series 2021-SP, Class G(b)	5.25%	01/31/39	198,529	218,382
Autonoria Spain 2023 FT, Series 2023-SP, Class F(b)	1M EUR L + 6.90%	09/30/41	357,934	423,611
Bbva Consumer Auto Fondo De Titulizacion, Series 2022-1, Class E(b)	3M EUR L + 8.00%	02/17/36	375,055	455,430
Bbva Consumer Auto FT, Series 2024-1, Class D(b)	3M EUR L + 5.40%	04/21/37	377,251	434,420
Bbva Consumer Auto FT, Series 2024-1, Class E(b)	3M EUR L + 8.20%	04/21/37	528,151	609,564
Bbva Consumer Auto FT, Series 2024-1, Class Z(b)	3M EUR L + 7.90%	04/21/37	527,703	609,585
Cardiff Auto Receivables Securitisation PLC, Series 2024-1, Class E(b)	SONIA IR + 4.25%	08/20/31	£1,976,000	2,646,833
CarNow Auto Receivables Trust 2023-1, Series 2023-1A, Class E(e)	12.04%	04/16/29	$423,000	263,402
Carvana Auto Receivables Trust, Series 2023-N1, Class E(e)	10.46%	03/10/28	1,500,000	1,591,050
Carvana Auto Receivables Trust, Series 2023-N4, Class E(c)(e)	9.56%	10/10/30	2,107,000	2,169,156
Carvana Auto Receivables Trust, Series 2024-N3, Class E(c)(e)	7.66%	04/12/32	1,250,000	1,231,125
Carvana Auto Receivables Trust, Series 2024-P4, Class R(e)(h)	N/A(f)	12/10/32	2,000	989,021
Carvana Auto Receivables Trust, Series 2025-P1, Class R(e)(h)	N/A(f)	03/10/33	1,400	744,213
Consumer Portfolio Services Auto Trust, Series 2025-A, Class E(e)	7.65%	08/16/32	1,000,000	991,000
CPS Auto Receivables Trust, Series 2023-A, Class E(e)	10.59%	08/15/30	1,400,000	1,540,000
Credito Real USA Auto Receivables Trust 2021-1, Series 2021-1A, Class C(e)	4.37%	01/18/28	614,946	614,946
Dowson PLC, Series 2024-1, Class E(b)	SONIA IR + 3.95%	08/20/31	£577,000	758,122
Dowson PLC, Series 2024-1, Class F(b)	SONIA IR + 6.95%	08/20/31	1,252,000	1,635,495
E-Carat DE, Series 2024-1, Class F(b)	1M EUR L + 4.67%	11/25/35	€400,000	456,674
Exeter Automobile Receivables Trust 2022-3, Series 2022-3A, Class E(e)	9.09%	01/15/30	$1,396,000	1,348,536
Exeter Automobile Receivables Trust 2022-4, Series 2022-4A, Class E(c)(e)	8.23%	03/15/30	4,603,000	4,661,458
Exeter Automobile Receivables Trust 2022-5, Series 2022-5A, Class E(e)	10.45%	04/15/30	1,989,000	2,072,339
Exeter Automobile Receivables Trust 2022-6, Series 2022-6A, Class E(c)(e)	11.61%	06/17/30	2,611,000	2,878,105
Exeter Automobile Receivables Trust 2024-2, Series 2024-2A, Class E(e)	7.98%	10/15/31	1,783,000	1,808,675
Exeter Automobile Receivables Trust 2025-1, Series 2025-1A, Class E(e)	7.48%	09/15/32	3,116,000	3,139,993
Exeter Automobile Receivables Trust 2025-2, Series 2025-2A, Class E(e)	7.81%	10/15/32	3,000,000	3,045,000
FCT Autonoria DE 2023, Series 2023-DE, Class F(b)	1M EUR L + 7.50%	01/26/43	€246,121	290,779
FCT Autonoria DE 2023, Series 2023-DE, Class G(b)	1M EUR L + 10.50%	01/26/43	245,342	294,223
Flagship Credit Auto Trust, Series 2021-1, Class R(e)(h)	N/A(f)	04/17/28	$2,740	140,461
Flagship Credit Auto Trust, Series 2022-2, Class E(e)	8.20%	06/15/29	926,000	260,021

See Notes to Consolidated Financial Statements.

14	www.1wscapital.com

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Series 2022-4, Class E(c)(e)	12.66%	01/15/30		$1,879,000	$1,787,117
Flagship Credit Auto Trust, Series 2023-3, Class E(e)	9.74%	06/17/30		1,000,000	901,600
FTA Santander Consumer Spain Auto, Series 2022-1, Class E(b)	3M EUR L + 12.00%	09/20/38		€309,443	362,856
FTA Santander Consumer Spain Auto, Series 2023-1, Class E(b)	3M EUR L + 7.25%	12/22/30		553,765	666,165
GLS Auto Receivables Issuer Trust 2025-1, Series 2025-1A, Class E(e)	7.19%	03/15/32		$2,200,000	2,164,800
Golden Bar Securitisation Srl, Series 2021-1, Class E(c)	2.75%	09/22/41		€177,891	196,849
Golden Bar Securitisation Srl, Series 2023-2, Class D(b)(c)	3M EUR L + 5.70%	09/22/43		783,922	916,661
Golden Bar Securitisation Srl, Series 2023-2, Class E(b)(c)	3M EUR L + 8.50%	09/22/43		1,022,234	1,217,792
GRDN 2024-1 B	4.49%	12/31/49	SEK	32,041,542	3,315,705
Lobel Automobile Receivables Trust, Series 2023-1, Class D(e)	8.00%	03/15/30		$500,000	486,200
Merchants Fleet Funding LLC, Series 2024-1A, Class E(e)	9.35%	04/20/37		1,000,000	1,012,900
Octane Receivables Trust 2023-2, Series 2023-2A, Class E(e)	10.50%	06/20/31		904,000	941,335
Octane Receivables Trust 2024-2, Series 2024-2A, Class E(e)	9.04%	07/20/32		750,000	776,850
PBD Germany Auto Lease Master SA - Compartment 2021-1, Series 2021-GE2, Class F(b)	1M EUR L + 4.50%	11/26/30		€37,125	42,136
Pony SA, Series 2024-1, Class E(b)	1M EUR L + 3.75%	08/14/28		500,000	566,878
Prestige Auto Receivables Trust 2025-1, Series 2025-1A, Class E(e)	8.45%	08/16/32		$888,000	900,610
Red & Black Auto Germany 9 UG, Series 2022-9, Class D(b)	1M EUR L + 5.60%	09/15/31		€291,765	336,144
Red & Black Auto Italy Srl, Series 2023-2, Class E(b)	1M EUR L + 7.00%	02/28/28		385,362	454,849
Research-Driven Pagaya Motor Asset Trust 2023-3, Series 2023-3A, Class C(e)	9.00%	01/26/32		$549,803	544,855
Research-Driven Pagaya Motor Asset Trust 2023-4, Series 2023-4A, Class C(c)(e)	9.00%	03/25/32		549,236	538,966
Research-Driven Pagaya Motor Asset Trust 2025-1, Series 2025-1A, Class D(e)	10.18%	06/27/33		1,357,000	1,355,643
Research-Driven Pagaya Motor Asset Trust 2025-1, Series 2025-1A, Class E(e)	12.00%	06/27/33		530,000	494,278
Research-Driven Pagaya Motor Asset Trust VII, Series 2022-3A, Class C(e)	10.04%	11/25/30		2,046,336	2,050,224
SAFCO Auto Receivables Trust 2024-1, Series 2024-1A, Class E(e)	10.85%	01/18/30		500,000	524,000
Santander Consumer Finance SA/NOMA, Series 2023-1, Class B(b)	12.37%	10/31/33	DKK	8,376,946	1,281,905
Santander Drive Auto Receivables Trust, Series 2024-S3, Class CERT(e)(h)	N/A(f)	10/16/28		$4,167	921,022
Satus PLC, Series 2024-1, Class D(b)	SONIA IR + 3.30%	04/19/27		£739,000	972,550
Satus PLC, Series 2024-1, Class E(b)	SONIA IR + 5.30%	04/19/27		670,000	877,368
SCF Rahoituspalvelut X DAC, Series 2021-10, Class D	5.35%	10/25/31		€131,738	142,135
SCF Rahoituspalvelut XIII DAC, Series 2024-13, Class E(b)	1M EUR L + 7.72%	06/25/34		500,000	576,394
TAGUS - Sociedade de Titularizacao de Creditos SA/Silk Finance No 5, Series 2020-5, Class D	7.25%	02/25/35		171,153	186,503
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, Series 2021-2, Class F(b)	1M EUR L + 5.49%	09/20/38		172,078	188,310
Tricolor Auto Securitization Trust 2024-1, Series 2024-1A, Class E(e)	11.91%	11/15/26		$386,000	402,598
Tricolor Auto Securitization Trust 2024-2, Series 2024-2A, Class E(e)	10.44%	04/15/27		700,000	722,820
Tricolor Auto Securitization Trust 2024-2, Series 2024-2A, Class F(e)	16.56%	04/15/27		700,000	741,790
Tricolor Auto Securitization Trust 2024-3, Series 2024-3A, Class E(e)	8.64%	11/15/27		1,400,000	1,421,000
Tricolor Auto Securitization Trust 2024-3, Series 2024-3A, Class F(e)	13.51%	11/15/27		1,320,000	1,333,200
Tricolor Auto Securitization Trust 2025-1, Series 2025-1A, Class D(c)(e)	6.84%	05/15/28		1,660,000	1,668,964
Tricolor Auto Securitization Trust 2025-1, Series 2025-1A, Class E(c)(e)	10.37%	05/15/28		1,000,000	997,700
Trustee for Metro Finance , Series 2023-1, Class E(b)	1M BBSW + 7.00%	02/18/29	A$	547,458	357,688
Trustee for Metro Finance , Series 2023-1, Class F(b)	1M BBSW + 8.75%	02/18/29		355,108	233,105

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2025	15

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
United Auto Credit Securitization Trust, Series 2022-1, Class E(c)(e)	5.00%	11/10/28		$2,004,109	$1,965,029
United Auto Credit Securitization Trust, Series 2023-1, Class E(e)	10.98%	09/10/29		529,000	538,152
United Auto Credit Securitization Trust, Series 2024-1, Class E(e)	10.45%	06/10/27		2,554,000	2,635,983
United Auto Credit Securitization Trust, Series 2025-1, Class E(e)	7.71%	03/10/28		1,185,000	1,172,439
USASF Receivables LLC, Series 2021-1A, Class D(e)	4.36%	03/15/27		1,125,000	50,850
Total Automobile					$91,898,255

Consumer (17.51%)
ACHV ABS Trust, Series 2024-3AL, Class E(c)(e)	7.00%	12/26/31		837,000	810,132
ACHV ABS TRUST, Series 2023-4CP, Class E(e)	10.50%	11/25/30		1,000,000	1,033,800
Affirm Asset Securitization Trust, Series 2024-A, Class 1E(e)	9.17%	02/17/26		1,500,000	1,498,200
Affirm Asset Securitization Trust, Series 2024-B, Class E(c)(e)	7.35%	09/15/29		850,000	831,215
Aurorus 2023 BV, Series 2023-1, Class E(b)	1M EUR L + 5.35%	08/13/49		€652,067	749,700
Aurorus 2023 BV, Series 2023-1, Class F(b)	11.19%	10/12/26		405,514	469,217
Aurorus 2023 BV, Series 2023-1, Class G(b)	12.94%	10/12/26		417,680	481,733
Brignole Co., Series 2024-2024, Class D(b)	1M EUR L + 4.00%	02/24/42		444,400	504,042
Brignole Co., Series 2024-2024, Class E(b)	1M EUR L + 5.75%	02/24/42		342,298	396,031
Brignole Co., Series 2024-2024, Class F(b)	1M EUR L + 7.48%	02/24/42		415,752	478,662
Brignole CQ, Series 2024-2024, Class X(b)	1M EUR L + 3.09%	09/24/40		1,076,300	1,219,651
Compartment BL Consumer Credit 2024, Series 2024-1, Class E(b)	1M EUR L + 4.10%	09/25/41		438,000	505,715
Compartment BL Consumer Credit 2024, Series 2024-1, Class F(b)	1M EUR L + 5.80%	09/25/41		462,000	533,268
Compartment BL Consumer Credit 2024, Series 2024-1, Class X1(b)	1M EUR L + 6.80%	09/25/41		156,079	178,122
Equify ABS 2024-1 LLC, Series 2024-1A, Class D(e)	7.77%	04/18/33		$500,000	504,900
FCT Noria 2021, Series 2021-1, Class F(b)	1M EUR L + 3.70%	10/25/49		€213,900	238,658
FCT Noria 2021, Series 2021-1, Class G	5.95%	10/25/49		374,325	410,866
FCT Pixel 2021, Series 2021-1, Class G	5.50%	02/25/38		81,052	91,379
Fortuna Consumer Loan Abs DAC, Series 2024-2, Class G(b)	1M EUR L + 10.50%	01/18/28		500,000	562,913
FTA Santander Consumo 4, Series 2021-4, Class E	4.90%	09/18/32		657,146	744,224
FTA Santander Consumo 6, Series 2024-6, Class F(b)	3M EUR L + 8.10%	12/21/37		400,000	452,822
GAMMA Sociedade de Titularizacao de Creditos, Series 2024-2, Class D(b)	3M EUR L + 3.40%	02/25/34		500,000	566,765
GAMMA Sociedade de Titularizacao de Creditos, Series 2024-2, Class E(b)	3M EUR L + 5.35%	02/25/34		1,800,000	2,044,634
GAMMA Sociedade de Titularizacao de Creditos SA Consumer Totta 1, Series 2022-1, Class D(b)	3M EUR L + 8.00%	06/28/33		236,819	290,064
GoodLeap Home Improvement Solutions Trust 2024-1, Series 2024-1A, Class C(e)	8.94%	04/20/33		$982,998	1,012,980
GoodLeap Home Improvement Solutions Trust 2025-1, Series 2025-1A, Class C(e)	7.83%	02/20/49		1,393,380	1,392,126
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class E(c)(e)	8.75%	10/27/59		500,000	501,550
GreenSky Home Improvement Issuer Trust 2025-1, Series 2025-1A, Class E(c)(e)	8.65%	03/25/60		850,000	851,530
Latitude Australia Credit Card Master Trust, Series 2024-2, Class E(b)	1M BBSW + 4.20%	03/22/37	A$	879,000	559,721
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C(e)	8.45%	10/15/29		$517,000	144,708
Marlette Funding Trust 2021-2, Series 2021-2A, Class R(e)(h)	N/A(f)	09/15/31		1,686	34,382
NewDay Funding, Series 2022-3A, Class E(b)(c)(e)	SONIA IR + 9.50%	11/15/30		£1,165,000	1,610,500
Newday Funding Master Issuer PLC - Series 2025-1, Series 2025-1X, Class E(b)(c)	SONIA IR + 9.50%	04/15/28		579,000	762,447
Noria DE 2024, Series 2024-DE1, Class F(b)	1M EUR L + 4.50%	02/25/43		€500,000	571,353
Oportun Funding Trust, Series 2024-3, Class D(e)	9.60%	08/15/29		$800,000	804,480

See Notes to Consolidated Financial Statements.

16	www.1wscapital.com

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
Pagaya Ai Debt Grantor Trust, Series 2024-9, Class E(c)(e)	10.11%	07/15/26		$1,199,816	$1,211,215
Pagaya Ai Debt Grantor Trust, Series 2024-9, Class F(c)(e)	12.00%	09/15/27		1,399,786	1,361,711
Pagaya AI Debt Grantor Trust, Series 2024-10, Class E(e)	10.41%	10/15/26		1,999,831	1,995,231
Pagaya AI Debt Grantor Trust, Series 2024-11, Class E(e)	10.33%	10/15/26		1,699,805	1,690,966
Pagaya AI Debt Grantor Trust, Series 2024-5, Class D(e)	12.97%	05/15/26		826,272	874,114
Pagaya AI Debt Grantor Trust, Series 2024-8, Class E(e)	10.41%	01/15/32		1,199,946	1,221,665
Pagaya AI Debt Grantor Trust, Series 2024-8, Class F(e)	10.00%	01/15/32		1,999,911	1,943,713
Pagaya AI Debt Grantor Trust, Series 2025-2, Class E(e)	10.90%	10/15/32		5,400,000	5,276,880
Pagaya AI Debt Grantor Trust, Series 2025-3, Class E(c)(e)	12.63%	01/15/27		1,500,000	1,506,300
Pagaya AI Debt Grantor Trust 2024-6 and Pagaya AI Debt Trust, Series 2024-6, Class D(e)	11.35%	06/15/26		884,386	910,829
Pagaya AI Debt Selection Trust, Series 2024-7, Class D(c)(e)	10.90%	12/15/31		932,783	961,420
Pagaya AI Debt Selection Trust, Series 2020-3, Class CERT(b)(d)(e)(h)	N/A(f)	05/17/27		510,470	10,157
Pagaya AI Debt Selection Trust, Series 2021-1, Class C(e)	4.09%	11/15/27		111,114	107,847
Pagaya AI Debt Trust, Series 2022-2, Class C(c)(e)	7.50%	01/15/30		2,499,851	2,497,351
Pagaya AI Debt Trust, Series 2023-5, Class D(e)	9.00%	04/15/31		2,044,983	2,064,615
Pagaya AI Debt Trust, Series 2023-6, Class D(c)(e)	9.00%	06/16/31		2,749,295	2,787,785
Pagaya AI Debt Trust, Series 2023-8, Class E(c)(e)	11.50%	06/16/31		2,498,395	2,529,875
Pagaya AI Debt Trust, Series 2024-1, Class C(e)	8.34%	07/15/31		333,464	338,266
Pagaya AI Debt Trust, Series 2024-1, Class E(c)(e)	11.50%	07/15/31		2,499,375	2,531,367
Pagaya AI Debt Trust, Series 2024-2, Class D(e)	9.00%	08/15/31		776,314	785,552
Pagaya AI Debt Trust, Series 2024-3, Class D(e)	9.00%	03/15/26		1,094,250	1,110,445
Pagaya AI Debt Trust, Series 2024-3, Class E(e)	11.50%	12/15/26		5,500,000	5,520,900
Pepper Iberia Unsecured 2022 DAC, Series 2022-1, Class E(b)(c)	1M EUR L + 4.94%	11/10/32		€462,000	526,255
Plenti PL-Green ABS Trust, Series 2024-1, Class E(b)	1M BBSW + 5.80%	06/11/35	A$	800,115	513,436
Plenti PL-Green ABS Trust, Series 2024-1, Class F(b)	1M BBSW + 7.80%	06/11/35		608,088	390,406
Plenti PL-Green ABS Trust, Series 2024-2, Class F(b)	1M BBSW + 4.90%	04/11/36		1,130,000	722,083
Prosper Marketplace Issuance Trust Series 2023-1, Series 2023-1A, Class D(e)	11.24%	11/15/26		$500,000	524,100
Prosper Marketplace Issuance Trust Series 2023-1, Series 2023-1A, Class E(e)	15.49%	11/15/26		1,000,000	1,031,500
Purchasing Power Funding LLC, Series 2024-A, Class E(e)	10.18%	08/15/28		500,000	508,300
Quarzo Srl, Series 2024-1, Class D(b)	3M EUR L + 3.70%	06/15/41		€455,366	514,004
Reach ABS Trust 2023-1, Series 2023-1A, Class D(e)	12.27%	02/18/31		$2,000,000	2,171,200
Reach ABS Trust 2024-1, Series 2024-1A, Class D(e)	10.64%	09/15/27		200,000	215,880
Reach ABS Trust 2024-2, Series 2024-2A, Class D(c)(e)	8.83%	05/15/28		737,000	751,961
RRRR Repo Funding Trust, Series 2025-1 Pass-Through Certificates(i)	14.00%	07/25/26		5,521,379	5,521,379
SABADELL CONSUMO 2 FDT, Series 2022-2, Class E(b)	1M EUR L + 7.75%	12/24/34		€786,841	938,704
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 1, Series 2023-1, Class E(b)	1M EUR L + 8.50%	07/27/29		140,733	162,299
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 1, Series 2023-1, Class F	15.00%	07/27/29		140,733	165,552
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2, Series 2024-2, Class D(b)	1M EUR L + 4.00%	10/27/42		1,300,000	1,483,308
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2, Series 2024-2, Class E(b)	1M EUR L + 5.65%	10/27/42		900,000	1,023,948
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2, Series 2024-2, Class F(b)	1M EUR L + 8.50%	10/27/42		900,000	1,033,940
Upgrade Master Pass-Thru Trust, Series 2025-P1, Class CERT(e)(h)	N/A(f)	01/15/30		$2,000,000	2,026,385

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2025	17

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
Upstart Pass-Through Trust, Series 2022-ST2, Class CERT(e)(h)	N/A(f)	04/20/30		$2,000,000	$453,576
Upstart Pass-Through Trust, Series 2020-ST2, Class CERT(e)(h)	N/A(f)	03/20/28		5,000,000	35,564
Upstart Pass-Through Trust, Series 2020-ST4, Class CERT(e)(h)	N/A(f)	11/20/26		1,150,718	70,261
Upstart Pass-Through Trust, Series 2020-ST5, Class CERT(e)(h)	N/A(f)	12/20/26		10,000,000	894,721
Upstart Pass-Through Trust, Series 2021-ST1, Class CERT(e)(h)	N/A(f)	02/20/27		8,571,429	784,971
Upstart Pass-Through Trust, Series 2021-ST10, Class CERT(e)(h)	N/A(f)	01/20/30		1,948,000	696,840
Upstart Pass-Through Trust, Series 2021-ST4, Class CERT(e)(h)	N/A(f)	07/20/27		8,621,000	779,373
Upstart Pass-Through Trust, Series 2021-ST6, Class CERT(e)(h)	N/A(f)	08/20/27		3,093,000	666,246
Upstart Pass-Through Trust, Series 2021-ST7, Class CERT(e)(h)	N/A(f)	09/20/29		7,000,000	1,385,977
Upstart Pass-Through Trust, Series 2021-ST8, Class CERT(e)(h)	N/A(f)	10/20/29		2,966,000	754,493
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT(e)(h)	N/A(f)	11/20/29		1,000,000	324,289
Upstart Pass-Through Trust, Series 2022-ST1, Class CERT(e)(h)	N/A(f)	03/20/30		2,139,333	779,717
Upstart Pass-Through Trust Series 2020-ST5, Series 2021-ST5, Class CERT(e)(h)	N/A(f)	07/20/27		5,172,000	650,296
Upstart Securitization Trust, Series 2024-1, Class C(e)	8.68%	11/20/34		1,867,000	1,871,854
Upstart Securitization Trust, Series 2021-4, Class CERT(e)(h)	N/A(f)	09/20/31		6,175	500,447
Upstart Securitization Trust, Series 2022-1, Class B(c)(e)	4.48%	11/20/25		240,768	238,770
Upstart Securitization Trust, Series 2022-1, Class C(e)	5.71%	03/20/32		500,000	287,700
Upstart Securitization Trust, Series 2023-1, Class C(e)	11.10%	02/20/33		1,251,000	1,283,276
Upstart Securitization Trust, Series 2023-2, Class C(c)(e)	11.87%	06/20/33		1,567,000	1,677,944
Upstart Securitization Trust, Series 2025-1, Class C(e)	9.27%	04/20/35		1,028,000	1,020,598
Upstart Structured Pass-Through Trust, Series 2022-1A, Class CERT(e)(h)	N/A(f)	04/15/30		608	444,274
Zip Master Trust, Series 2023-1, Class E(b)	1M BBSW + 12.00%	06/10/25	A$	1,170,000	756,937
Zip Master Trust, Series 2023-2, Class E(b)	1M BBSW + 12.00%	11/10/25		780,000	517,615
Zip Master Trust, Series 2024-1, Class E(b)	1M BBSW + 7.00%	09/10/26		760,000	491,101
Zip Master Trust, Series 2024-1, Class F(b)	1M BBSW + 8.00%	09/10/26		760,000	489,787
Zip Master Trust, Series 2024-2, Class E(b)	1M BBSW + 6.00%	08/10/36		740,000	476,377
Total Consumer					$101,638,338

Other Asset-Backed Securities (4.68%)
Avant Loans Funding Trust, Series 2025-REV1, Class D(e)	8.39%	05/15/34		$1,500,000	1,512,600
Business Mortgage Finance 7 PLC, Series 2007-7X, Class M1(b)	SONIA IR + 2.37%	02/15/41		£416,006	471,912
CFG Investments, Ltd., Series 2025-1, Class B(c)(e)	9.16%	03/25/36		$1,500,000	1,501,950
Conn's Receivables Funding LLC, Series 2023-A, Class B(e)	10.00%	01/17/28		95,178	95,644
Conn's Receivables Funding LLC, Series 2024-A, Class B(e)	9.80%	01/16/29		768,325	752,652
Conn's Receivables Funding LLC, Series 2024-A, Class C(e)(h)	10.34%	08/15/25		1,080,000	777,600
FCT Ponant 1, Series 2025-1, Class E(b)	1M EUR L + 2.95%	09/27/38		€700,000	785,778
FCT Ponant 1, Series 2025-1, Class F(b)	1M EUR L + 3.99%	09/27/38		700,000	782,686
Island Finance Trust 2025-1, Series 2025-1A, Class B(e)	7.95%	03/19/35		$750,000	765,075
Island Finance Trust 2025-1, Series 2025-1A, Class C(e)	10.00%	03/19/35		802,000	801,679
MPT Operating Partnership LP / MPT Finance Corp.(e)(h)	8.50%	02/15/32		865,000	881,744
National Collegiate Student Loan Trust, Series 2005-3, Class B(b)	1M CME TERM SOFR + 0.61%	07/27/37		2,337,113	1,942,374
Navient Private Education Refi Loan Trust 2021-B, Series 2021-BA, Class R(e)(h)	N/A(f)	07/15/69		2,514	810,253
NOW Trust, Series 2025-1, Class E(b)	1M BBSW + 3.50%	02/14/34	A$	1,190,000	754,936
Oportun Funding Trust, Series 2025-1, Class D(e)	8.27%	08/16/32		$750,000	751,500
Oportun Issuance Trust, Series 2025-A, Class D(e)	7.25%	02/08/33		1,404,000	1,370,866
SC Germany SA Compartment Consumer, Series 2025-1, Class E(b)	1M EUR L + 3.00%	06/14/31		€700,000	799,814
Small Business Origination Loan Trust DAC, Series 2024-1, Class D(b)	SONIA IR + 4.25%	12/15/35		£276,219	365,943

See Notes to Consolidated Financial Statements.

18	www.1wscapital.com

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
ASSET-BACKED SECURITIES (continued)
Small Business Origination Loan Trust DAC, Series 2025-1, Class B(b)	SONIA IR + 2.60%	12/15/36	£721,000	$952,416
Small Business Origination Loan Trust DAC, Series 2025-1, Class C(b)	SONIA IR + 2.60%	12/15/36	2,347,000	3,084,668
SoFi Professional Loan Program, Series 2020-A, Class R1(e)(h)	N/A(f)	05/15/46	$14,661	211,233
SoFi Professional Loan Program , Series 2018-D, Class R1(e)(h)	N/A(f)	02/25/48	27,236	170,631
SoFi Professional Loan Program , Series 2020-A, Class R1(e)(h)	N/A(f)	05/15/46	10,720	154,452
SoFi Professional Loan Program , Series 2020-B, Class R1(e)(h)	N/A(f)	05/15/46	15,664	390,818
SoFi Professional Loan Program , Series 2021-A, Class R1(e)(h)	N/A(f)	08/17/43	35,142	348,901
SoFi Professional Loan Program , Series 2021-B, Class R1(e)(h)	N/A(f)	02/15/47	14,625	432,161
SoFi Professional Loan Program LLC, Series 2017-D, Class R1(e)(h)	N/A(f)	09/25/40	16,181	124,044
SoFi Professional Loan Program LLC, Series 2019-A, Class R1(e)(h)	N/A(f)	06/15/48	32,016	155,686
Upgrade Receivables Trust 2024-1, Series 2024-1A, Class D(e)	8.90%	03/15/28	3,020,000	3,088,252
Upgrade Receivables Trust 2024-1, Series 2024-1A, Class E(c)(e)	11.53%	06/15/28	1,322,000	1,331,915
Youni Italy Srl, Series 2025-1, Class X(b)	1M EUR L + 4.00%	04/25/35	€688,000	784,310
Total Other Asset-Backed Securities				$27,154,493

TOTAL ASSET-BACKED SECURITIES (Cost $225,547,488)				$220,691,086

COLLATERALIZED LOAN OBLIGATIONS (7.14%)(b)
Allegro Clo XIX, Ltd., Series 2025-1A, Class C(e)	3M CME TERM SOFR + 1.95%	04/17/38	$730,000	$725,474
Allegro Clo XIX, Ltd., Series 2025-1A, Class D2(e)	3M CME TERM SOFR + 4.05%	04/17/38	750,000	741,600
Apidos CLO XXIII, Series 2025-23A, Class CRR(e)	3M CME TERM SOFR + 1.75%	04/15/33	1,955,000	1,925,675
Arini US Clo I, Ltd., Series 2025-1A, Class C(e)		04/15/38	758,000	755,499
Bain Capital Credit CLO 2018-2, Series 2018-2A, Class F(e)	3M CME TERM SOFR + 7.86%	07/19/31	1,538,000	1,020,002
Bain Capital Credit CLO 2018-2, Series 2018-2X, Class F	3M CME TERM SOFR + 7.86%	07/19/31	192,000	127,334
BBAM US CLO I, Ltd., Series 2025-1A, Class AR(e)	3M CME TERM SOFR + 1.20%	03/30/38	3,898,000	3,874,612
Bridge Street CLO V, Ltd., Series 2025-1A, Class A1(e)	3M CME TERM SOFR + 1.22%	04/20/38	3,760,000	3,735,560
Chenango Park CLO, Ltd., Series 2025-1A, Class CR(e)	3M CME TERM SOFR + 2.75%	04/15/30	750,000	751,575
CIFC Funding 2014-III, Ltd., Series 2025-3A, Class FR(e)	3M CME TERM SOFR + 7.75%	03/31/38	1,030,000	938,227
Crown Point CLO 11, Ltd., Series 2025-11A, Class D2R(e)	3M CME TERM SOFR + 4.25%	02/28/38	1,251,000	1,246,496
Eaton Vance CLO 2014-1R, Ltd., Series 2018-1RA, Class E(e)	3M CME TERM SOFR + 5.96%	07/15/30	770,000	707,476
Elmwood CLO X, Ltd., Series 2024-3A, Class FR(e)	3M CME TERM SOFR + 7.50%	04/20/34	928,000	860,163
Flatiron CLO 19, Ltd., Series 2025-1A, Class CR2(e)	3M CME TERM SOFR + 1.90%	11/16/34	750,000	742,650
Flatiron CLO 19, Ltd., Series 2025-1A, Class DR2(e)	3M CME TERM SOFR + 2.90%	11/16/34	750,000	747,600
ICG US Clo 2021-1, Ltd., Series 2021-1A, Class E(e)	3M CME TERM SOFR + 6.59%	04/17/34	900,000	835,380

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2025	19

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
KKR CLO 15, Ltd., Series 2024-15, Class ER2(e)	3M CME TERM SOFR + 6.50%	01/18/32	$570,000	$542,925
Magnetite Xlii, Ltd., Series 2024-42A, Class A1(e)	3M CME TERM SOFR + 1.31%	01/25/38	964,000	963,711
Magnetite XXVI, Ltd., Series 2025-26A, Class AR2(e)	3M CME TERM SOFR + 1.15%	01/25/38	561,000	558,476
Marble Point CLO XVIII, Ltd., Series 2025-2A, Class D2R2(e)	3M CME TERM SOFR + 4.25%	03/15/38	1,452,000	1,400,744
Oaktree CLO 2021-2, Ltd., Series 2021-2A, Class F(e)	3M CME TERM SOFR + 8.29%	01/15/35	512,000	480,819
OHA Credit Funding 4, Ltd., Series 2019-4A, Class SUB(e)	N/A(f)	10/22/32	820,000	664,200
OHA Loan Funding 2016-1, Ltd., Series 2016-1A, Class SUB(e)(h)	N/A(f)	07/20/37	1,150,000	678,500
OZLM XI, Ltd., Series 2017-11X, Class ER	3M CME TERM SOFR + 8.71%	10/30/30	406,164	276,639
OZLM XXII, Ltd., Series 2018-22A, Class E(e)	3M CME TERM SOFR + 7.65%	01/17/31	393,000	118,254
Romark WM-R, Ltd., Series 2018-1A, Class E(e)	3M CME TERM SOFR + 5.52%	04/20/31	1,266,000	1,078,252
RR 17, Ltd., Series 2021-17A, Class D(e)	3M CME TERM SOFR + 6.76%	07/15/34	1,000,000	995,300
Shackleton 2013-IV-R CLO, Ltd., Series 2018-4RA, Class D(e)	3M CME TERM SOFR + 6.11%	04/13/31	3,175,000	3,041,650
Sound Point Clo 2025-2, Ltd., Series 2025-2A, Class D1(e)	3M CME TERM SOFR + 4.30%	04/15/38	750,000	750,000
Steele Creek CLO 2022-1, Ltd., Series 2025-1A, Class DR(e)	3M CME TERM SOFR + 4.85%	04/15/38	2,162,000	2,154,865
Taberna Preferred Funding II, Ltd., Series 2005-2A, Class B(e)	3M CME TERM SOFR + 1.16%	11/05/35	529,000	89,930
Vibrant CLO IX-R, Ltd., Series 2025-9RA, Class A1(e)	3M CME TERM SOFR + 1.00%	04/20/37	2,543,000	2,520,876
Vibrant CLO IX-R, Ltd., Series 2025-9RA, Class D2(c)(e)	3M CME TERM SOFR + 4.00%	04/20/37	750,000	743,850
Voya CLO 2019-4, Ltd., Series 2021-4A, Class ER(e)	3M CME TERM SOFR + 6.97%	01/15/35	3,220,000	3,155,600
Whitebox CLO IV, Ltd., Series 2025-4A, Class A3R(e)	3M CME TERM SOFR + 1.81%	04/20/36	758,000	752,239
Whitebox CLO IV, Ltd., Series 2025-4A, Class D2R(e)	3M CME TERM SOFR + 6.00%	04/20/36	750,000	750,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $42,471,410)				$41,452,153

PRIVATE SECURED DEBT (3.24%)
BriteCap SPV 3 LLC, Loan Facility(b)(h)	1M CME TERM SOFR + 6.75%	06/30/27	$3,258,564	3,258,564
Bullock Legal Group, Loan Facility(h)(i)	1M CME TERM SOFR + 13.00%, 18.00%	03/28/28	1,685,599	1,685,599
Cherry SPV III (2023) LLC, Class B Facility(h)(i)	Floor 1M CME TERM SOFR + 10.50%	01/27/28	305,135	305,135

See Notes to Consolidated Financial Statements.

20	www.1wscapital.com

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
PRIVATE SECURED DEBT (continued)
Jonas Catalog Holdings I, LLC, Term Loan(h)(i)	11.00%	09/19/29	$1,094,568	$1,094,568
Matthew R. Stubbs, LLC, Tranche B Facility Interest(h)	12.00%	03/23/26	5,000,000	5,000,000
Reach Consumer 2022-1, LLC, Class B Facility(b)(h)(i)	1M CME TERM SOFR + 8.50%	11/29/27	1,370,040	1,370,040
RSD Funding 2025, LLC, Participation Interest(h)(i)	12.00%	09/13/27	2,774,819	2,774,819
Sandpiper Funding 2023, LLC, Participation Interest(h)	12.00%	12/06/26	1,970,224	1,970,224
SWF Funding LLC, Loan Facility(b)(h)(i)	1M CME TERM SOFR + 8.00%	09/23/27	1,374,481	1,374,481

TOTAL PRIVATE SECURED DEBT (Cost $18,707,649)				$18,833,430

	Shares	Fair Value
PREFERRED STOCKS (0.11%)(b)(j)
New York Mortgage Trust, Inc., Series D	8,071	$173,930
New York Mortgage Trust, Inc., Series E	17,808	438,255

TOTAL PREFERRED STOCKS (Cost $393,259)		$612,185

Description	Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS (10.26%)
United States Treasury Bill	4.21%	05/08/25	$10,000,000	$9,991,846
United States Treasury Bill	4.21%	06/03/25	10,000,000	9,961,326
United States Treasury Bill	4.21%	07/29/25	10,000,000	9,896,652
United States Treasury Bill	4.22%	06/24/25	10,000,000	9,936,666
United States Treasury Bill	4.22%	08/19/25	20,000,000	19,744,058

TOTAL SHORT-TERM INVESTMENTS (Cost $59,528,123)				$59,530,548

	7-Day Yield	Shares	Fair Value
MONEY MARKET FUNDS (4.33%)
BlackRock Liquidity Funds T-Fund	4.21%	21,370,054	$21,370,054
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4.17%	3,543,366	3,543,366
BNY Mellon U.S. Treasury Fund, Institutional Class	4.15%	233,694	233,694

TOTAL MONEY MARKET FUNDS (Cost $25,147,114)			$25,147,114

Fair Value
TOTAL INVESTMENTS (106.73%) (Cost $619,683,226)	621,354,589

Liabilities in Excess of Other Assets (-6.73%)(k)	(40,978,675)
NET ASSETS (100.00%)	$580,375,914

Percentages above are stated as a percentage of net assets as of April 30, 2025

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2025	21

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

Investment Abbreviations:

EURIBOR - Euro Interbank Offered Rate

SONIA IR - Sterling Over Night Index Average

BBSW - Bank Bill Swap Rate

SOFR - Secured Overnight Financing Rate

Reference Rates as of April 30, 2025:

1M EUR L - 1 Month EURIBOR was 2.17%

3M EUR L - 3 Month EURIBOR was 2.16%

3M SONIA IR - 3 Month SONIA was 4.50%

1M BBSW - 1 Month BBSW was 3.96%

30D US SOFR - 30 Day US SOFR was 4.34%

12M US FED – 12 Month US FED was 4.40%

1M CME TERM SOFR - CME Term SOFR 1 Month was 4.32%

3M CME TERM SOFR - CME Term SOFR 3 Month was 4.27%

SONIA - SONIA Overnight Interest Rate was 4.46%

(a)	The maturity date for credit investments represents the expected maturity. Many of the instruments are callable through cash flows on the underlying securities or other call features. Expected maturity may be earlier than legal maturity.
(b)	Floating or variable rate security. The Reference Rate is described above. Interest rate shown reflects the rate in effect at April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	On April 30, 2025, all or a portion of these securities were pledged as collateral for reverse repurchase agreements in the amount of $113,219,114.
(d)	Interest only security.
(e)	Securities not registered under the Securities Act of 1933, as amended (the "Securities Act"). These securities generally involve certain transfer restrictions and may be sold in the ordinary course of business in transactions exempt from registration. As of April 30, 2025, the aggregate market value of those securities was $345,135,509, representing 59.47% of net assets.
(f)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(g)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at April 30, 2025.
(h)	This security has been classified as level 3 in accordance with ASC 820 as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(i)	Securities have associated unfunded commitments of $1,569,666 to Reach Consumer 2022-1, LLC, Class B Facility, $1,741,436 to BriteCap UniTranche Warehouse, $2,385,519 to SWF Funding LLC, Loan Facility, $2,261,176 to Cherry SPV III 2023 LLC, Class B Facility, $975,181 to RSD Funding 2025, LLC, Participation Interest, $1,314,401 to Bullock Legal Group, Loan Facility, $3,405,432 to Jonas Catalog Holdings I, Term Loan and $193,621 to RRRR Repo Funding Trust, Series 2025-1 Pass-Through Certificates, respectively.
(j)	Perpetual maturity.
(k)	Includes cash being held as collateral for derivatives and reverse repurchase agreements.

See Notes to Consolidated Financial Statements.

22	www.1wscapital.com

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

DERIVATIVE INSTRUMENTS

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION (OVER THE COUNTER)(a)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at April 30, 2025(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Markit CMBX BBB-Index, Series 15	Morgan Stanley	3.00%	USD	11/18/64	7.73%	$7,000,000	$(1,290,625)	$1,300,625	$10,000
Markit CMBX BB Index, Series 14	Morgan Stanley	5.00%	USD	12/16/72	20.34%	2,000,000	(700,133)	808,750	108,617
Markit CMBX BB Index, Series 15	Morgan Stanley	5.00%	USD	11/18/64	15.41%	2,000,000	(596,351)	820,000	223,649
							$(2,587,109)	$2,929,375	$342,266

CREDIT DEFAULT SWAP CONTRACTS ON CREDIT INDICES ISSUE - SELL PROTECTION (CENTRALLY CLEARED)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at April 30, 2025(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Markit CDX NA High Yield Index, Series 42	ICE	5.00%	USD	6/20/29	3.75%	$12,750,000	$557,374	$(702,483)	$(145,109)
MARKIT CDX IG S44 5Y 6/30 ICE	ICE	1.00%	USD	6/20/30	0.68%	76,118,350	1,122,259	(1,402,364)	(280,104)
MARKIT CDX HY S44 5Y 6/30 ICE	ICE	5.00%	USD	6/20/30	4.12%	90,925,440	3,290,383	(3,754,228)	(463,846)
							$4,970,016	$(5,859,075)	$(889,059)

CREDIT DEFAULT SWAP CONTRACTS ON CREDIT INDICES ISSUE - BUY PROTECTION (CENTRALLY CLEARED)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at April 30, 2025(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Markit CDX NA High Yield Index, Series 41	ICE	5.00%	USD	12/20/28	3.56%	$5,940	$(270)	$307	$37
Markit CDX NA High Yield Index, Series 43	ICE	5.00%	USD	12/20/29	3.99%	1,494	(58)	59	1
							$(328)	$366	$38

Credit default swaps pay quarterly.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2025	23

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating				Notional			Unrealized
Rate	Clearing House	Floating Rate	Expiration Date	Amount	Currency	Fixed Rate	Appreciation/(Depreciation)
Pay	LCH Ltd.	SOFR	06/20/2029	$21,700,000	USD	4.01%	$584,636
Pay	LCH Ltd.	SOFR	04/04/2030	48,000	USD	4.06%	1,387
Pay	LCH Ltd.	SOFR	04/04/2028	415,000	USD	4.11%	10,438
Pay	LCH Ltd.	SOFR	04/05/2027	21,000	USD	4.35%	378
							$596,839

Receive	LCH Ltd.	SOFR	06/20/2030	$45,380,000	USD	3.58%	$(532,377)
Receive	LCH Ltd.	SOFR	06/20/2027	33,775,000	USD	3.59%	(209,317)
Receive	LCH Ltd.	SOFR	06/20/2032	1,911,000	USD	3.63%	(20,803)
Receive	LCH Ltd.	SOFR	06/20/2030	2,390,000	USD	3.97%	(68,843)
Receive	LCH Ltd.	SOFR	06/20/2028	34,306,000	USD	4.08%	(803,486)
Receive	LCH Ltd.	SOFR	04/04/2029	29,896,000	USD	4.11%	(886,081)
Receive	LCH Ltd.	SOFR	06/20/2027	300,000	USD	4.21%	(5,334)
							$(2,526,241)

FUTURES CONTRACTS - SHORT (CENTRALLY CLEARED)

						Unrealized
				Expiration	Notional	Appreciation/
Description	Counterparty	Position	Contracts	Date	Amount	(Depreciation)
2-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	74	June 2025	$(15,402,985)	$(57,523)
5-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	102	June 2025	(11,137,922)	(113,789)
10-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	11	June 2025	(1,234,406)	(25,930)
AUD/USD CURRENCY	Wells Fargo Securities, LLC	Short	85	June 2025	(5,445,950)	(79,595)
EUR/BOB CURRENCY	Wells Fargo Securities, LLC	Short	4	June 2025	(542,091)	(3,913)
EUR/USD CURRENCY	Wells Fargo Securities, LLC	Short	445	June 2025	(63,301,250)	(2,107,285)
GBP/USD CURRENCY	Wells Fargo Securities, LLC	Short	456	June 2025	(38,024,700)	(1,153,626)
SEK/USD CURRENCY	Wells Fargo Securities, LLC	Short	16	June 2025	(3,324,800)	(151,610)
					(138,414,104)	$(3,693,271)

See Notes to Consolidated Financial Statements.

24	www.1wscapital.com

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

RISK DISCLOSURES

Holdings contained herein are subject to change.

Prior to investing, Investors should carefully consider the investment objectives, risks, charges and expenses of 1WS Credit Income Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling (833) 834-4923 or visiting www.1wscapital.com. The prospectus should be read carefully before investing. Investing in the Fund may be considered speculative and involves a high degree of risk, including the risk of possible substantial loss of your investment.

1WS Credit Income Fund is distributed by ALPS Distributors, Inc. ALPS Distributors, Inc. is not affiliated with 1WS Capital Advisors, LLC or One William Street Capital Management, L.P.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2025	25

1WS Credit Income Fund	Consolidated Statement of Assets and Liabilities

April 30, 2025 (Unaudited)

ASSETS:
Investments, at fair value (Cost $619,683,226)	$621,354,589
Cash	1,508,352
Foreign Currency, at fair value (Cost $10,838,034)	10,842,908
Unrealized appreciation on credit default swap contracts	342,266
Receivable on derivative contracts	773,337
Variation margin receivable for Futures Contracts	343,859
Receivable for investment securities sold	10,980,000
Interest receivable	3,141,262
Capital shares sold receivable	461,014
Deposits held with brokers for derivatives and reverse repurchase agreements	16,215,982
Prepaid expenses and other assets	74,541
Total Assets	666,038,110

LIABILITIES:
Payable for swap contracts premiums	2,929,741
Payable for investment securities purchased	11,174,198
Payable for reverse repurchase agreements, including accrued interest of $183,186	69,289,156
Variation margin payable on centrally cleared swap contracts	531,741
Payable for shareholder servicing and distribution fees for Class A-2	149,002
Net payable to Adviser for investment advisory fees	771,975
Accrued fund accounting, administration and compliance fees payable	268,089
Other payables and accrued expenses	548,294
Total Liabilities	85,662,196
Net Assets Attributable to Shareholders	$580,375,914

COMPOSITION OF NET ASSETS ATTRIBUTABLE TO SHARES:
Paid-in capital	$586,036,190
Total distributable earnings	(5,660,276)
Net Assets Attributable to Shareholders	$580,375,914

NET ASSET VALUE
Class I:
Net assets	$330,552,869
Shares outstanding (unlimited shares authorized, par value $0.001 per share)	17,172,632
Net Asset Value per Share	$19.25
Class A-2:
Net assets	$249,823,045
Shares outstanding (unlimited shares authorized, par value $0.001 per share)	13,362,370
Net Asset Value per Share	$18.70

See Notes to Consolidated Financial Statements.

26	www.1wscapital.com

1WS Credit Income Fund	Consolidated Statement of Operations

For the Six
Months Ended
April 30, 2025
(Unaudited)
INVESTMENT INCOME:
Dividends on short term money market funds	$902,162
Interest	24,387,404
Total Investment Income	25,289,566

EXPENSES:
Investment advisory fee	4,520,058
Fund Accounting and Administration fees	605,830
Compliance fees	17,984
Legal fees	185,112
Audit fees	141,627
Trustees' fees and expenses	40,523
Transfer agent fees	327,947
Interest on reverse repurchase agreements	1,680,531
Distribution and shareholder servicing fees	739,831
Other expenses	202,759
Total Expenses	8,462,202
Recoupment of previously waived fees by Adviser (See Note 4)	45,458
Less advisory fees waived (See Note 4)	(753,343)
Net Expenses	7,754,317
Net Investment Income	17,535,249

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investment securities	1,987,174
Credit default swap contracts	255,320
Interest rate swap contracts	45,431
Futures contracts	2,195,239
Foreign currency transactions	(437,677)
Net realized gain	4,045,487
Net Change in unrealized appreciation/(depreciation) on:
Investment securities	2,634,841
Credit default swap contracts	(1,356,946)
Interest rate swap contracts	(1,444,721)
Futures contracts	(6,589,086)
Foreign currency transactions	(558,479)
Net change in unrealized appreciation/(depreciation)	(7,314,391)
Net Realized and Unrealized Loss on Investments	(3,268,904)
Net Increase in Net Assets Attributable to Shares from Operations	$14,266,345

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2025	27

1WS Credit Income Fund	Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
FROM OPERATIONS:
Net investment income	$17,535,249	$20,166,028
Net realized gain	4,045,487	814,155
Net change in unrealized appreciation/(depreciation)	(7,314,391)	11,065,165
Net Increase in Net Assets Attributable to Shares from Operations	14,266,345	32,045,348

DISTRIBUTIONS TO SHAREHOLDERS:
Class I
From distributable earnings	(12,853,588)	(18,443,929)
Class A-2
From distributable earnings	(8,846,932)	(6,258,306)
Net Decrease in Net Assets from Distributions to Shareholders	(21,700,520)	(24,702,235)

CAPITAL SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	62,162,656	136,743,777
Cost of shares redeemed	(8,525,351)	(12,867,476)
Net asset value of shares issued to shareholders from reinvestment of dividends	2,732,829	4,005,239
Transfer in/(out)	–	25,118
Net Increase from Capital Share Transactions	56,370,134	127,906,658
Class A-2
Proceeds from sale of shares	110,678,164	120,020,234
Cost of shares redeemed	(6,672,873)	(2,185,288)
Net asset value of shares issued to shareholders from reinvestment of dividends	7,393,903	5,315,241
Transfer in/(out)	–	(25,118)
Net Increase from Capital Share Transactions	111,399,194	123,125,069
Net Increase in Net Assets	160,335,153	258,374,840

NET ASSETS:
Beginning of year	420,040,761	161,665,921
End of year	$580,375,914	$420,040,761

See Notes to Consolidated Financial Statements.

28	www.1wscapital.com

1WS Credit Income Fund	Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
OTHER INFORMATION:
Capital Share Transactions:

Class I
Beginning shares	14,281,688	7,633,842
Shares sold	3,192,951	7,108,177
Shares redeemed	(443,670)	(671,069)
Shares issued as reinvestment of dividends	141,663	209,424
Transfer in/(out)	–	1,314
Ending Shares	17,172,632	14,281,688

Class A-2
Beginning shares	7,497,187	980,262
Shares sold	5,828,714	6,350,301
Shares redeemed	(357,740)	(115,899)
Shares issued as reinvestment of dividends	394,209	283,837
Transfer in/(out)	–	(1,314)
Ending Shares	13,362,370	7,497,187

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2025	29

1WS Credit Income Fund	Consolidated Statement of Cash Flows

For the Six Months Ended April 30, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$14,266,345

Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by/(used in) operating activities:
Purchases of investment securities	(463,182,552)
Proceeds from disposition of investment securities	316,531,094
Discounts (accreted)/premiums amortized	(2,936,434)
Net realized (gain)/loss on:
Investment securities	(1,987,174)
Interest Rate Swaps	(45,431)
Credit default swap contracts	(255,320)
Futures contracts	(2,195,239)
Foreign currency transactions	437,677
Net change in unrealized (appreciation)/depreciation on:
Investment securities	(2,634,841)
Foreign currency transactions	558,479
Net purchase of short-term investments and money market funds	(10,572,913)
Net payments received from/(made to) counterparties for derivative contracts	2,332,633
(Increase)/Decrease in assets:
Variation margin receivable on centrally cleared swap contracts	18,086
Variation margin receivable on futures contracts	74,575
Interest receivable	(898,892)
Unrealized appreciation on credit default swap contracts	241,957
Prepaid expenses and other assets	(57,903)
Increase/(Decrease) in liabilities:
Variation margin payable on centrally cleared swap contracts	531,741
Net payable to Adviser for investment advisory fees	408,945
Accrued fund accounting, administration and compliance fees payable	71,572
Interest payable on reverse repurchase agreements	(97,404)
Payable for shareholder servicing and distribution fees for Class A-2	68,307
Other payables and accrued expenses	103,584
Net Cash Used in Operating Activities	$(149,219,108)

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash payments from reverse repurchase agreements	$418,078,492
Cash payments for reverse repurchase agreements	(404,807,534)
Proceeds from shares sold (net of capital shares sold receivable)	178,065,030
Cost of shares redeemed	(15,198,224)
Distributions paid to shareholders	(11,573,788)
Net Cash Provided by Financing Activities	$164,563,976

Effect of exchange rates on cash	$(996,156)

Net Increase in Cash, Restricted Cash and Foreign Rates on Cash	$14,348,712
Cash and restricted cash, beginning balance	$14,218,530
Cash and restricted cash, ending balance	$28,567,242

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid on interest expense on reverse repurchase agreements	$1,777,935
Reinvestment of distributions	$10,126,732

See Notes to Consolidated Financial Statements.

30	www.1wscapital.com

1WS Credit Income Fund	Consolidated Statement of Cash Flows

For the Six Months Ended April 30, 2025 (Unaudited)

THE FOLLOWING TABLE PROVIDES A RECONCILIATION OF RESTRICTED CASH AND UNRESTRICTED CASH AND FOREIGN CURRENCY WITHIN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

	April 30, 2025	October 31, 2024
Unrestricted cash and foreign currency	$12,351,260	$6,666,929
Restricted cash within Deposits held with brokers for derivatives and reverse repurchase agreements	$16,215,982	$7,551,601

Unrestricted Cash and Restricted Cash(a)	$28,567,242	$14,218,530

(a)	Restricted cash as of April 30, 2025 includes $3,596,551 of margin posted as collateral on futures contracts and $12,619,431 margin posted as collateral on credit default and interest rate swap contracts. Restricted cash as of October 31, 2024 includes $3,008,869 of margin posted as collateral on futures contracts and $4,542,732 of margin posted as collateral on credit default and interest rate swap contracts. All collateral is considered to be restricted cash, which is included in Deposits held with brokers for derivatives and reverse repurchase agreements on the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2025	31

1WS Credit Income Fund	Consolidated Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class I	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of year	$19.45		$18.80	$18.86	$21.62	$19.22	$20.38
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.69		1.38	1.37	1.47	1.08	0.59
Net realized and unrealized gain/(loss) on investments	(0.09)		0.87	0.62	(2.23)	2.52	(0.55)
Total Income/(Loss) from Investment Operations	0.60		2.25	1.99	(0.76)	3.60	0.04

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.80)		(1.60)	(1.20)	(1.30)	(1.20)	(0.77)
From net realized gains	–		–	(0.85)	(0.70)	–	–
From tax return of capital	–		–	–	–	–	(0.43)
Total Distributions to Shareholders	(0.80)		(1.60)	(2.05)	(2.00)	(1.20)	(1.20)

Net asset value per share - end of year	$19.25		$19.45	$18.80	$18.86	$21.62	$19.22

Total Investment Return - Net Asset Value(b)	3.12%		12.40%	11.32%	(3.78%)	19.10%	0.53%
RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of year/period (000s)	$330,553		$277,807	$143,547	$110,680	$110,570	$86,791
Ratio of actual expenses to average net assets including fee waivers and reimbursements	2.83	%(c)	3.28%	4.83%	3.48%	2.84%	2.55%
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	3.11	%(c)	3.76%	5.73%	4.54%	3.73%	4.02%
Ratio of net investment income to average net assets	7.16	%(c)	7.16%	7.37%	7.30%	5.17%	3.07%
Portfolio turnover rate	67.83	%(d)	67.65%	55.95%	77.20%	107.74%	79.44%

(a)	Calculated using average shares outstanding.
(b)	Total investment return is calculated assuming a purchase of a share at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions, if any, and are not annualized.
(c)	These ratios to average net assets have been annualized.
(d)	Percentage represents the results for the period and is not annualized.

See Notes to Consolidated Financial Statements.

32	www.1wscapital.com

1WS Credit Income Fund	Consolidated Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A-2	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period May 1, 2021 (inception of Class) to October 31, 2021
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of year/period	$18.97		$18.48	$18.68	$21.55	$21.01
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.62		1.24	1.30	1.31	0.63
Net realized and unrealized gain/(loss) on investments	(0.09)		0.85	0.55	(2.18)	0.51
Total Income/(Loss) from Investment Operations	0.53		2.09	1.85	(0.87)	1.14

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.80)		(1.60)	(1.20)	(1.30)	(0.60)
From net realized gains	–		–	(0.85)	(0.70)	–
Total Distributions to Shareholders	(0.80)		(1.60)	(2.05)	(2.00)	(0.60)

Net asset value per share - end of year/period	$18.70		$18.97	$18.48	$18.68	$21.55

Total Investment Return - Net Asset Value(b)	2.83%		11.72%	10.64%	(4.38%)	5.54%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of year/period (000s)	$249,823		$142,234	$18,119	$896	$106
Ratio of actual expenses to average net assets including fee waivers and reimbursements	3.44	%(c)	3.75%	5.46%	4.67%	3.32	%(c)
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	3.72	%(c)	4.23%	6.30%	5.72%	4.25	%(c)
Ratio of net investment income to average net assets	6.61	%(c)	6.58%	7.05%	6.69%	5.86	%(c)
Portfolio turnover rate	67.83	%(d)	67.65%	55.95%	77.20%	107.74	%(d)

(a)	Calculated using average shares outstanding.
(b)	Total investment return is calculated assuming a purchase of a share at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions, if any, and are not annualized.
(c)	These ratios to average net assets have been annualized.
(d)	Percentage represents the results for the period and is not annualized.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2025	33

1WS Credit Income Fund	Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

NOTE 1. ORGANIZATION

1WS Credit Income Fund (“1WS Credit” or the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its shares of beneficial interest (‘‘Shares’’). 1WS Credit operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, has adopted a policy to make quarterly repurchase offers at a price equal to net asset value (‘‘NAV’’) per Share of at least 5% of outstanding Shares.

1WS Credit’s investment objective is to seek attractive risk-adjusted total returns through generating income and capital appreciation. 1WS Credit will seek to achieve its investment objective by investing in a wide array of predominantly structured credit and securitized debt instruments. There can be no assurance that the Fund’s investment objective will be achieved.

1WS Credit was organized as a Delaware statutory trust on July 20, 2018 pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. 1WS Credit had no operations from that date to March 4, 2019, commencement of operations, other than those related to organizational matters and the registration of its Shares under applicable securities laws. 1WS Credit wholly owns and consolidates 1WSCI Sub I, LLC (the “Cayman Islands SPV”), an exempted company incorporated in the Cayman Islands on February 22, 2019. The Cayman Islands SPV is an investment vehicle formed to make certain investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the Cayman Islands SPV pursuant to a limited liability agreement dated March 1, 2019. 1WS Credit also wholly owns and consolidates 1WSCIF REIT, LLC (the “REIT SPV”), a Delaware limited liability company formed on February 21, 2024, to make certain real estate investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the REIT SPV pursuant to a limited liability agreement dated February 21, 2024. The REIT SPV completed a private placement of 125 shares of Class A Non-Voting Preferred Units (the “Preferred Units”) for aggregate gross proceeds of $125,000. The Preferred Units have a liquidation preference of $1,000 per share, plus an amount equal to accrued but unpaid dividends. The Preferred Units’ dividends are cumulative at a rate of 12.0% per annum of the initial $1,000 purchase price. Where context requires, the “Fund” includes the Fund, the Cayman Islands SPV and the REIT SPV.

1WS Capital Advisors, LLC (the ‘‘Adviser’’ or ‘‘1WS’’) serves as the investment adviser of the Fund. 1WS is a Delaware limited liability company that is registered as an investment adviser with the Securities and Exchange Commission (the ‘‘SEC’’) under the Investment Advisers Act of 1940 (the ‘‘Advisers Act’’). The Adviser is controlled by its managing member, One William Street Capital Management, L.P. (‘‘OWS’’), which is also registered with the SEC as an investment adviser. The Fund’s portfolio manager and other personnel of the Adviser have substantial experience in managing investments and investment funds, including funds which have investment programs similar to that of the Fund.

The Fund currently offers Institutional (“Class I”) Shares and Brokerage Class ("Class A-2") Shares (collectively, the "Share Classes"). Both Share Classes of the Fund are being offered on a continuous basis at the NAV per Share calculated each day. Class A-2 Shares are offered subject to a maximum sales charge of 3.00% of their offering price and an asset-based distribution/shareholder servicing fee not to exceed 0.75% of its net assets and Class I shares are not subject to any sales load or asset-based distribution fee. Class A-2 Shares purchased without a sales charge may be subject to a 1.50% contingent deferred sales charge ("CDSC"). The Fund received exemptive relief from the SEC to issue multiple classes of Shares and to impose asset-based distribution fees as applicable. Class I and Class A-2 shares commenced operations on March 4, 2019 and May 1, 2021, respectively.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund's income, expenses (other than class specific service and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States dollars. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance for investment companies under Financial Accounting Standards Board’s (‘’FASB’’) Accounting Standards Codification (‘’ASC’’) 946, Financial Services-Investment Companies, including accounting for investments at fair value.

The preparation of these consolidated financial statements in accordance with GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results could differ from such estimates and the differences could be material.

Consolidation: 1WS Credit consolidates its investment in the Cayman Islands SPV and its investment in the REIT SPV because 1WS Credit is the sole shareholder of these entities. In accordance with ASC 810, Consolidation, the accompanying consolidated financial statements include the Cayman Islands SPV’s and REIT SPV’s assets and liabilities and results of operations. All investments held by the Cayman Islands SPV and REIT SPV are disclosed in the Consolidated Schedule of Investments. All intercompany accounts and transactions have been eliminated upon consolidation.

34	www.1wscapital.com

1WS Credit Income Fund	Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

Investment Transactions: Investment transactions are accounted for on a trade-date basis for financial reporting purposes and amounts payable or receivable for trades not settled at the time of year end are reflected as liabilities and assets, respectively. Interest is recorded on an accrual basis. Realized gains and losses on investment transactions reflected in the Consolidated Statement of Operations are recorded on a first-in, first-out basis. Premiums on fixed-income securities and discounts on non-distressed fixed-income securities are amortized and recorded within interest income in the Consolidated Statement of Operations.

The Fund may enter into derivative contracts for hedging purposes or to gain synthetic exposures to certain investments (“Derivatives”). Derivatives are financial instruments whose values are based on an underlying asset, index, or reference rate and include futures, swaps, swaptions, options, or other financial instruments with similar characteristics.

The Board of Trustees (the “Board”) has adopted valuation policies and procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Adviser, the Fund's "Valuation Designee" (as such term is defined in Rule 2a-5 of the 1940 Act).

Fund Valuation: Class I and Class A-2 Shares are offered at NAV. The NAV per share of each class is determined daily. The Fund's NAV per share is calculated by subtracting liabilities (including accrued expenses and indebtedness) from the total assets of the Fund (the value of the investments plus cash or other assets, including interest accrued but not yet received). The Fund's NAV is then allocated pro-rata between the share classes, adjusting for share class specific liabilities. The NAV of each share class is then divided by the total number of Shares outstanding of each share class at each day's end.

Federal Income Taxes: The Fund has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the ‘‘Code’’). The Fund intends to elect to be treated for federal income tax purposes, and intends to qualify annually, as a regulated investment company (a ‘‘RIC’’) under Subchapter M of the Internal Revenue Code (the ‘‘Code’’). As a RIC, the Fund generally will not have to pay Fund-level federal income taxes on any ordinary income or capital gains that the Fund distributes to shareholders from our tax earnings and profits.

The REIT SPV intends to qualify and elect to be taxed as a Real Estate Investment Trust (“REIT”) for federal income tax purposes under Sections 856 through 860 of the Code, commencing with its taxable year ending December 31, 2024. If the REIT SPV continues to qualify for taxation as a REIT, the REIT SPV will generally not be subject to federal corporate income tax to the extent it distributes its taxable income to its stockholders, and so long as it, among other things, distributes at least 90% of its annual taxable income (computed without regard to the dividends paid deduction and excluding net capital gains).

For the six-months ended April 30, 2025, the Fund did not have a tax liability. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns.

Distributions to Shareholders: The Fund intends to declare and pay substantially all of its net investment income to shareholders in the form of dividends on a quarterly basis. The Fund also intends to distribute substantially all net realized capital gains at least annually.

NOTE 3. PORTFOLIO VALUATION

ASC 820 Fair Value Measurement defines fair value as an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value and maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing the use of the most observable input when available.

Valuation inputs broadly refer to the assumptions market participants would use in pricing the asset or liability, including assumptions about risk. ASC 820 distinguishes between: (i) observable inputs, which are based on market data obtained from parties independent of the reporting entity, and (ii) unobservable inputs, which reflect the Adviser’s own assumptions about the judgments market participants would use. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. When a valuation uses multiple inputs from varying levels of the fair value hierarchy, the hierarchy level is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Level 1 —	Inputs that are unadjusted, quoted prices in active markets for identical assets or liabilities.

Level 2 —	Inputs (other than quoted prices included in Level 1) that are observable, either directly or indirectly.

Level 3 —	Inputs that are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the asset or liability. This includes situations where there is little, if any, market activity for the asset or liability.

Semi-Annual Report | April 30, 2025	35

1WS Credit Income Fund	Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

Generally, the Fund expects to be able to obtain pricing from independent third-party sources on many of its investments. However, in certain circumstances where such inputs are difficult or impractical to obtain, the Fund may fair value certain investments using internal manager marks. As of April 30, 2025, 4.16% of the investments held by the Fund were valued using internal manager marks.

The following factors may be pertinent in determining fair value: security covenants, call protection provisions and information rights; cash flows, the nature and realizable value of any collateral; the debt instrument's ability to make payments; the principal markets and financial environment in which the debt instrument operates; publicly available financial ratios of peer companies; changes in interest rates for similar debt instruments; and enterprise values, among other relevant factors.

Determination of fair value involves subjective judgments and estimates. Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of these investments may differ significantly from the values that would have been used had such market quotations existed for such investments, and any such differences could be material. Accordingly, under current accounting standards, the notes to the Fund’s consolidated financial statements will refer to the uncertainty with respect to the possible effect of such valuations, and any change in such valuations, on the Fund’s financial statements.

The following tables summarize the Fund’s financial instruments classified as assets and liabilities measured at fair value by level within the fair value hierarchy as of April 30, 2025:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities	$–	$188,264,315	$–	$188,264,315
Commercial Mortgage-Backed Securities	–	62,607,210	4,216,548	66,823,758
Asset-Backed Securities	–	202,146,877	18,544,209	220,691,086
Collateralized Loan Obligations	–	40,773,653	678,500	41,452,153
Private Secured Debt	–	–	18,833,430	18,833,430
Preferred Stocks	612,185	–	–	612,185
Short-Term Investments	59,530,548	–	–	59,530,548
Money Market Funds	25,147,114	–	–	25,147,114
Total	$85,289,847	$493,792,055	$42,272,687	$621,354,589
Derivative Instruments
Assets:
Credit Default Swap Contracts	$–	$342,304	$–	$342,304
Interest Rate Swap Contracts	–	596,839	–	596,839
Liabilities:
Credit Default Swap Contracts	$–	$(889,059)	$–	$(889,059)
Interest Rate Swap Contracts	–	(2,526,241)	$–	(2,526,241)
Future Contracts	(3,693,271)	–	$–	(3,693,271)
Total	$(3,693,271)	$(2,476,157)	$–	$(6,169,428)

There were no changes in valuation technique.

36	www.1wscapital.com

1WS Credit Income Fund	Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

The following table discloses the purchase of Level 3 portfolio investments as well as the value of transfers into or out of Level 3 for the six-months ended April 30, 2025 of the Fund’s Level 3 portfolio investments:

	Commercial Mortgage- Backed Securities	Asset Backed Securities	Collateralized Loan Obligations	Private Secured Debt	Total
Balance as of October 31, 2024	$4,166,784	$10,576,071	$–	$11,942,247	$26,685,102
Accrued discount/ premium	–	365,397	(34,648)	31,243	361,992
Return of Capital	–	–	–	–	–
Realized Gain/(Loss)	–	310,735	–	6,911	317,646
Change in Unrealized Appreciation/(Depreciation)	–	(2,055,213)	(36,652)	29,238	(2,062,627)
Purchases	49,764	10,954,274	749,800	9,958,194	21,712,032
Sales Proceeds(1)	–	(1,607,055)	–	(3,134,403)	(4,741,458)
Transfer into Level 3	–	–	–	–	–
Transfer out of Level 3	–	–	–	–	–
Balance as of April 30, 2025	$4,216,548	$18,544,209	$678,500	$18,833,430	$42,272,687
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at April 30, 2025	$–	$(71,512)	$–	$(31,123)	$(102,635)

(1)	Sales Proceeds include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The following table presents additional information about the valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2025:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs	Value/Range
Commercial Mortgage-Backed Securities	$4,216,548	Internal Model	Loss Severity analysis	$100(1)
Asset Backed Securities	$15,740,224	Broker Pricing	Indicative Quotes	$1 - $73,071(2)
Asset Backed Securities	$2,803,985	Internal Model	Loss Severity analysis	$72 - $100(1)
Collateralized Loan Obligations	$678,500	Broker Pricing	Indicative Quotes	$59
Private Secured Debt	$18,833,430	Internal Model	Loss Severity analysis	$100(3)

(1)	Inputs are based on yields ranging from 11.78% - 35.00%
(2)	Input is based on the total market value of the outstanding position, of which the Fund owns 0.61% - 23.90%
(3)	Input is due to immaterial delinquencies on the underlying collateral.

NOTE 4. FEES AND EXPENSES INCLUDING RELATED PARTY TRANSACTIONS

Related Party Fees and Expenses

Investment Advisory: Under an investment advisory agreement between the Fund and the Adviser (the “Advisory Agreement”), the Fund pays the Adviser a fee at the annualized rate of 1.50% of the daily gross assets of the Fund (the “Management Fee”). For the one-year period beginning on March 1, 2025, the Adviser has voluntarily agreed to reduce the Management Fee to 1.25% of the Fund’s daily gross assets.

Expense Limitation and Reimbursement Agreement: Pursuant to an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”), the Adviser agrees to waive the fees payable to it under the Investment Advisory Agreement and/or to pay or absorb operating expenses of the Fund, including, without limitation, organization and offering expenses (excluding brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees; short dividend expense; acquired fund fees; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business – collectively, the “Exclusions”), to the extent necessary to limit the Other Expenses of the Fund (as set forth in the Fund’s Prospectus) less the Exclusions to 0.50% per annum of the Fund’s daily gross assets. The Adviser shall be permitted to recoup in later periods Fund expenses that the Adviser has paid or otherwise borne to the extent that the expenses for the Fund fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Fund to exceed the annual rate in effect at the time of the recoupment. Under the Expense Limitation Agreement, the Adviser is not permitted to recoup such expenses beyond three years from the date on which the Adviser reduced a fee or reimbursed an expense. The Expense Limitation Agreement will remain in effect until March 1, 2025, unless and until the Trustees approve its modification or termination.

Semi-Annual Report | April 30, 2025	37

1WS Credit Income Fund	Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

As of April 30, 2025, the Adviser recouped $16,590 and $28,868 of Class A-2 and Class I previously waived fees, respectively, which is reflected in Recoupment of previously waived fees by Adviser on the Consolidated Statement of Operations. The Adviser also reimbursed fees under the Expense Limitation Agreement which are recoupable as follows:

Expires October 31, 2025	Expires October 31, 2026	Expires October 31, 2027	Expires October 31, 2028
$765,240	$712,874	$536,188	$-

Other Fees and Expenses

Officer and Trustee Compensation: The Fund pays each member of the Board of Trustees who is not a director, officer, employee or affiliate of OWS a $50,000 annual fee. None of the executive officers receive compensation from the Fund.

Distribution and Servicing Fees: The Fund has entered into a distribution agreement (the “Distribution Agreement”) with ALPS Distributors, Inc. (“the Distributor”), pursuant to which the Distributor is serving as the Fund’s principal underwriter and acts as the distributor of the Fund’s Shares on a best efforts basis, subject to various conditions.

Class A-2 Shares of the Fund are subject to ongoing distribution and shareholder servicing fees that may be used to compensate Intermediaries for selling shares of the Fund, and providing, or arranging for the provision of, Shareholder Services (the “Shareholder Servicing Fees”), and ongoing distribution and/or marketing services to the Fund (the “Distribution Fees”). The Distribution Fees and Shareholder Servicing Fees, as applicable, are accrued daily and paid monthly in an amount not to exceed, in the aggregate for Class A-2 Shares, 0.75% (on an annualized basis) of the net asset value of Class A-2 Shares of the Fund. For each class of shares of the Fund, under no circumstances shall Shareholder Servicing Fees exceed 0.25% of the net asset value of such class. The Distribution Fees and Shareholder Servicing Fees will be accrued daily as an expense of the Fund. For the six-months ended April 30, 2025, Class A-2 shares expensed $739,831 for Shareholder Servicing Fees and Distribution Fees.

Fund Administration and Accounting Fees and Expenses: ALPS Fund Services, Inc. ("ALPS" or the "Administrator") serves as the Fund’s administrator and provides various administration, fund accounting, investor accounting and taxation services to the Fund (which are in addition to the services provided by the Adviser, as described above). In consideration of these services, the Fund pays the Administrator, on a monthly basis. The Fund will reimburse the Administrator for certain out-of-pocket expenses incurred on behalf of the Fund.

Compliance Fees: ALPS Fund Services, Inc. provides Chief Compliance Officer Services to the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement.

Legal Fees: Alston & Bird LLP serves as counsel to the Fund.

Audit Fees: Deloitte & Touche LLP acts as independent registered public accountant for the Fund and in such capacity audits the Fund’s annual consolidated financial statements.

Custodian: The Bank of New York Mellon serves as the Fund’s primary custodian.

Transfer Agent: DST Systems, Inc. (“DST”), the parent company of ALPS, serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, DST is responsible for maintaining all shareholder records of the Fund. DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. ("SS&C"), a publicly traded company listed on the NASDAQ Global Select Market.

38	www.1wscapital.com

1WS Credit Income Fund	Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

NOTE 5. SECURITIES TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and including maturities and paydowns, transacted for the six-months ended April 30, 2025, were as follows:

Cost of Investments	Proceeds from
Purchased	Investments Sold
$447,554,578	$321,225,969

NOTE 6. INVESTMENTS

Under normal investment conditions, the Fund will invest at least 80% of its assets (including borrowings for investment purposes) in debt obligations.

The securities/instruments acquired by the Fund may include all types of debt and other obligations (‘‘Credit Investments’’), and may have varying terms with respect to collateralization, seniority or subordination, purchase price, convertibility, interest payments and maturity, and may consist of the following: (i) residential and commercial mortgage-backed securities (‘‘MBS’’), as well as real estate loans or pools of such loans; (ii) asset-backed securities (‘‘ABS’’), or other instruments secured by financial, physical, and/or intangible assets (e.g., receivables or pools of receivables), and investments in any assets/instruments underlying the foregoing structured/secured obligations; (iii) debt and subordinated tranches of collateralized loan obligations (‘‘CLOs’’) and collateralized debt obligations (‘‘CDOs’’); (iv) public and private senior and mezzanine, senior secured or unsecured bonds/loans; and (v) other income producing securities, including investment grade debt, debentures and notes, and deferred interest, payment-in-kind or zero coupon bonds/notes. The Fund may invest without limit in CLOs or CDOs, including the subordinated tranches of such vehicles.

The Fund may also invest indirectly in any of the foregoing instruments through: (i) investing in other funds, including exchange traded funds (‘‘ETFs’’) and up to 15% of its net assets in funds that are excluded from the definition of ‘‘investment company’’ under the 1940 Act solely by reason of Section 3(c)(1) or Section 3(c)(7) of the 1940 Act, that are primarily invested in Credit Investments (except that investments in MBS, ABS, CLOs or CDOs and other Credit Investments that are not hedge funds or private equity funds are not subject to such 15% limitation); or (ii) entering into derivatives, including long and short positions in credit default swaps, total return swaps, forward contracts, futures and other similar transactions. The Fund may also use derivatives for cash management purposes, to modify interest rate exposure or to hedge positions. The Fund may invest in derivatives without limit, subject to adherence to applicable asset coverage and/or segregation requirements of the 1940 Act. (The Fund counts the foregoing indirect investments in debt obligations towards the Fund’s requirement to invest at least 80% of its assets in debt obligations.) The Fund may invest in derivatives subject to the limitations set forth in Rule 18f-4 under the 1940 Act.

The Fund anticipates that many Credit Investments will be rated below investment grade by rating agencies or would be rated below investment grade if they were rated. Credit Investments that are rated below investment grade (commonly referred to as ‘‘high yield’’ securities or ‘‘junk bonds’’) are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal.

In seeking to achieve the Fund’s objective, the Fund may also invest a portion of its net assets in (i) U.S. and foreign government obligations, and highly-rated debt instruments (e.g., commercial paper); and (ii) long and short positions in public or private equity securities, which can include ETFs and real estate investment trusts.

The Fund intends to add leverage to its portfolio through direct borrowing and/or through entering into reverse repurchase agreements. Certain of the Fund’s investments may require leverage to achieve the desired risk-adjusted return profile deployed by the Fund.

At any given time, a substantial portion of our portfolio may be illiquid, subjecting the Fund to increased credit risk. If a borrower or obligor or other counterparty on an instrument underlying a Credit Investment is unable to make its payments, we may be greatly limited in our ability to recover any outstanding principal and interest (or other applicable amounts) under such Credit Investment. Our Shares therefore should be purchased only by investors who could afford a possible substantial loss of their investment. There is no geographic or currency limitation on the securities or instruments acquired by the Fund. The Fund may purchase debt or equity securities of non-U.S. governments and corporate entities domiciled outside of the United States, including emerging markets issuers.

Semi-Annual Report | April 30, 2025	39

1WS Credit Income Fund	Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

NOTE 7. DERIVATIVE INSTRUMENTS

The Fund may enter into derivative transactions in connection with its investing activities. These instruments derive their value, primarily or partially, from the underlying asset, indices, reference rate, or a combination of these factors. Derivatives are subject to various risks similar to non-derivative instruments, such as interest, market, and credit risk.

The Fund is subject to interest rate exposures, both directly and indirectly. Direct interest rate exposure can result from holding fixed rate bonds, the value of which may decrease if interest rates rise. Additionally, indirect interest rate exposure can result from certain securitization transactions that contain mismatches between the rate of interest earned on the underlying loans and/or receivables as compared to the rate of interest due on the securities. To hedge this risk for cases in which the Fund deems it effective, the Fund may enter into futures contracts, interest rate swaps, other interest rate options, or securities sold, not yet purchased.

The Fund is also subject to credit risk in the normal course of pursuing its investment objectives. In addition to the specific credit risk, in particular investment securities, the Fund is exposed to broader market credit risk. To hedge this risk, the Fund may enter into a variety of instruments, including credit default swaps, futures, options, and swaptions.

The market value of derivative instruments generally may change in a manner that amplify market movements relative to the underlying asset or reference rate. As a result of adverse market movements, the Fund’s derivatives instruments could cause the Fund to suffer losses that magnify the market value changes of the underlying asset or reference rate. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additionally, in instances where the Fund is using derivatives to hedge risk exposures held by the Fund, there are also risks that those derivatives may not perform as expected relative to the Fund positions intended to be hedged which could result in losses for the hedged positions.

Derivatives are also subject to the risk of possible regulatory changes which could adversely affect the availability and performance of derivative securities, make them more costly and limit or restrict their use by the Fund, which could prevent the Fund from implementing its investment strategies and adversely affect returns.

Futures Contracts: Futures contracts are commitments to either purchase or sell a financial instrument or commodity at a future date for a specified price. Upon entering into futures contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent changes in market value of the contract (which may require additional margin to be deposited) are recorded for financial statement purposes as unrealized gains or losses.

The Fund may use futures contracts to hedge against changes in the value of financial instruments or changes in interest rates. Upon entering into such futures contracts, the Fund bears the risk of interest rates or financial instruments’ prices moving adversely to the positions. With futures, counterparty risk is mitigated as these contracts are exchange-traded and the exchange’s clearinghouse guarantees against non-performance by the counterparty.

Credit Default Swaps and Credit Default Tranches: In a typical credit default swap, the Fund receives (if a buyer) or provides (if a seller) protection against certain credit events involving one or more specified reference entities. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a defined credit event on the reference obligation which may be a single security, a basket of securities, or a specified credit index. The applicable credit events are established at the inception of the transaction and generally include bankruptcy, insolvency, and failure to meet payment obligations when due, among other events. After a credit event occurs, the contingent payment payable by the seller to the buyer may be mitigated or reduced by segregated collateral and netting arrangements between the counterparties to the transaction.

A credit default tranche is a type of credit default swap that allows an investor to gain exposure to a particular portion of the loss distribution on a specified credit index. Tranches are defined by attachment and detachment points that specify the range of exposure to which an investor is receiving or providing protection with respect to the specified credit index.

The Fund may enter into credit default swaps or credit default tranches to hedge against changes in the value of, or to gain exposure to, the market, certain sectors of the market, or specific issuers. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss. Upon entering into a credit default swap, as a seller of protection or a buyer of protection, the Fund bears exposure to changes in market pricing of risk related to the reference obligations. Additionally, the Fund is exposed to counterparty risk to the extent the fair value of the credit default swap exceeds the collateral posted. Credit default swaps are either centrally cleared swaps or executed bilaterally under standard form ISDA master agreements entered into with each counterparty.

40	www.1wscapital.com

1WS Credit Income Fund	Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are disclosed within variation margin receivable/payable on centrally cleared swap contracts on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations. For credit default swap contracts, the upfront payments serve as an indicator of the current status of the payment/performance risk. The fair value of a credit default swap contract represents the amount of upfront payment that would be required to enter into such swap as of a measurement date. Upfront payments vary inversely to the price of debt issued by the reference entity. Increasing fair values for credit default swap contracts, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the market pricing of the reference entity’s debt.

The following is a summary of the derivative instruments fair value and the location and effect of derivative instruments held directly by the Fund for the six-months ended April 30, 2025:

	Consolidated Statement of Assets and Liabilities		Consolidated Statement of Operations
	Derivative Assets Fair Value(a)	Derivative Liabilities Fair Value(a)	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation / (Depreciation)
Credit default swap contracts	$342,304	$(889,059)	$255,320	$(1,356,946)
Interest swap contracts	596,839	(2,526,241)	45,431	(1,444,721)
Futures contracts	-	(3,693,271)	2,195,239	(6,589,086)
Total derivatives	$939,143	$(7,108,571)	$2,495,990	$(9,390,753)

(a)	Includes the cumulative appreciation/(depreciation) of futures contracts and swap contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin receivable of $343,859 for futures, $(200,749) for credit default swaps and $(330,992) for interest rate swaps is reported within the Consolidated Statement of Assets and Liabilities. Total cumulative appreciation/depreciation on futures contracts as shown on the table above is reported on the Consolidated Statement of Investments.

The average short notional value and number of short futures contracts outstanding during the six-months ended April 30, 2025 was $155,806,661 and 1,442, respectively. The average notional value of credit default swap contracts related to the sale protection outstanding during the six-months ended April 30, 2025 was ($72,924,513). The average notional value of credit default swap contracts related to the buy protection outstanding during the six-months ended April 30, 2025 was $6,438. The average notional value of interest rate swap contracts outstanding during the six-months ended April 30, 2025 was $104,337,000.

Semi-Annual Report | April 30, 2025	41

1WS Credit Income Fund	Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

Offsetting Arrangements: Certain derivative contracts and reverse repurchase agreements are executed under standardized netting agreements. A netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement. The Fund invests in futures, interest rate swaps and credit default swaps that are centrally cleared and not subject to master netting agreements, thus are not included on the tables below.

Offsetting of Derivatives and Reverse Repurchase Agreements Assets

April 30, 2025

				Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received(a)	Net Amount Receivable
Credit default swap contracts	$342,266	$–	$342,266	$(342,266)	$–	$–
Total	$342,266	$–	$342,266	$(342,266)	$–	$–

Offsetting of Derivatives and Reverse Repurchase Agreements Liabilities

April 30, 2025

				Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Pledged(a)	Net Amount Payable
Reverse repurchase agreements	69,289,156	–	69,289,156	(69,289,156)	–	–
Total	$69,289,156	$–	$69,289,156	$(69,289,156)	$–	$–

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

42	www.1wscapital.com

1WS Credit Income Fund	Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

NOTE 8. LEVERAGE

The Fund may obtain leverage in seeking to achieve its investment objective, including obtaining financing to make investments in Credit Investments. The Fund may obtain leverage through direct borrowing and/or through entering into reverse repurchase agreements.

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. Reverse repurchase agreements are generally recorded at their contractual amounts, including accrued interest, as specified in each respective agreement. Securities sold are held on terms that may permit the counterparty to sell or re-pledge the securities subject to certain limitations. Such securities sold are held as collateral and are generally valued daily by the counterparty. The Fund may be required to deliver additional collateral or may demand the counterparty to return collateral pledged, as deemed necessary to ensure that the fair value of the underlying collateral remains sufficient to cover the contractual amount. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. The total amount of securities pledged, or partially pledged, at April 30, 2025 was $113,219,114. During the six-months ended April 30, 2025, the average amount of reverse repurchase agreements outstanding was $66,516,000, at a weighted average interest rate of 5.09%.

The following table indicates the total amount of reverse repurchase agreements, including accrued interest, reconciled to the Fund’s liability as of April 30, 2025:

	Less than 30 days	30-90 days	Greater than 90 days	Total
Residential Mortgage-Backed Securities	$254,119	$23,448,632	$10,308,327	$34,011,078
Commercial Mortgage-Backed Securities	398,267	3,862,980	379,704	4,640,951
Asset Backed Securities	–	28,749,304	1,300,948	30,050,252
Collateralized Loan Obligations	–	586,875	–	586,875
Total	$652,386	$56,647,791	$11,988,979	$69,289,156

*	Reverse repurchase agreements in the amount of $69,289,156 have financing with extendable provisions that automatically renew per the respective reverse repurchase agreements.

Leverage can have the effect of magnifying the Fund’s exposure to changes in the value of its assets and may also result in increased volatility in the Fund’s NAV. This means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund owned its assets on an unleveraged basis. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent that the Fund is exposed to leverage directly or indirectly.

NOTE 9. REPURCHASE OFFERS

The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers at a price equal to the NAV per Share as of the Repurchase Pricing Date (i.e., the date that will be used to determine the Fund’s NAV applicable to the repurchase offer), of between 5% and 25% of the Shares outstanding. Subject to applicable law and approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Shares at NAV, which is the minimum amount permitted. The Fund will make quarterly repurchase offers in the months of March, June, September and December. There is no guarantee that shareholders will be able to sell all of the shares they desire in a repurchase offer because shareholders, in total, may wish to sell more than the percentage of the Fund’s Shares being repurchased.

During the six-months ended April 30, 2025, the Fund completed two quarterly repurchase offers. In each offer, the Fund offered to repurchase no less than 5% of the number of its outstanding Shares as of the Repurchase Pricing Date. No repurchase offers during the six-months ended April 30, 2025 were oversubscribed. The result of these repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2
Repurchase Commencement Date	12/17/24	3/18/25
Repurchase Pricing Date	1/9/25	4/9/25
% of Outstanding Shares Offered to be Repurchased	5.00%	5.00%
% of Outstanding Shares Repurchased	0.54%	2.18%
Repurchased Amount	$2,683,002	$12,515,222
Repurchased Shares	139,586	661,824

Semi-Annual Report | April 30, 2025	43

1WS Credit Income Fund	Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

NOTE 10. PRINCIPAL RISKS

In the normal course of business, the Fund invests in financial instruments and enters into financial transactions where risk of potential loss may exist from things such as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please refer to the Fund’s Prospectus and Statement of Additional Information (“SAI”).

Investment and Market Risk: The Fund may invest in credit-sensitive investments. Until such investments are sold or mature, the Fund is exposed to risks, including interest rate and spread risks, as well as credit and structural risks relating to whether the cash flows from the underlying assets will be sufficient in amount and timing to make expected payments on the securities. The Adviser monitors the risk parameters and expected volatility of the Fund’s overall portfolio and attempts to manage concentrations of the portfolio in any particular investment holding, strategy, or market. Additionally, the Adviser seeks to control portfolio risks through selective sizing of positions based on a regular evaluation of each investment’s risk and reward characteristics. Regular mark-to-market portfolio monitoring helps the Adviser monitor the investments. The Adviser has also developed a proprietary risk management system and uses statistical and cash flow models to monitor portfolio risk, as well as individual position specific risk.

While the Adviser generally seeks to hedge certain portfolio risks, the Adviser will not, in general, attempt to hedge all market, interest rate or other risks in the portfolio, and it may elect to only partially hedge certain risks. Specifically, the Adviser may determine that it is economically unattractive, or otherwise undesirable, to hedge certain risks and instead may rely on diversification to offset such risks.

Repurchase Offers Risk: An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the Shares. The Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct repurchase offers of the Fund’s outstanding Shares at NAV, subject to approval of the Board. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash, cash from the sale of Shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and cash from the sale of Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

Leverage Risk: Under current market conditions, the Fund may utilize leverage principally through outstanding senior securities representing indebtedness (“Borrowings”). The Fund may obtain leverage through direct borrowing and/or through entering into reverse repurchase agreements that create leverage. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline in value, requiring the Fund to post the additional collateral or to repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss.

Counterparty Credit Risk: The Fund attempts to control credit risk exposure to trading counterparties and brokers through internal monitoring procedures. A significant portion of the Fund’s positions, including cash, are held at major financial institutions. All security transactions of the Fund are transacted with approved brokers and cleared through major securities firms. In the event the brokers are unable to fulfill their obligations, the Fund could be subject to credit risk.

A primary difference in risks associated with bilateral OTC contracts and exchange-traded contracts/centrally cleared swaps involves the nature of credit and liquidity risks. Unlike exchange-traded instruments or centrally cleared swaps, in which performance may be backed by the exchange or clearing corporation, bilateral OTC contracts require the performance of a specific counterparty and its posting of collateral. In the event of a default by such counterparty, the Fund could be exposed to potential losses. The Fund seeks to reduce its credit risk on bilateral OTC contracts by only transacting with high credit-standing counterparties. In addition, the Fund further mitigates the risk of counterparty non-performance by requiring counterparties to pledge cash and/or securities to collateralize unrealized gains on bilateral OTC contracts, in accordance with the terms of International Swaps and Derivatives Association (“ISDA”) agreements.

Liquidity Risk: The Fund needs cash liquidity in order to settle trading obligations, meet margin calls on derivatives, meeting margin calls and repayments on maturing financial arrangements, and meet repurchase offers. The Adviser actively monitors and manages the current and future sources of and draws on liquidity (cash and cash equivalents) as well as liquid securities.

44	www.1wscapital.com

1WS Credit Income Fund	Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

Credit Risk: Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Non-Diversified Fund Risk: The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

Interest Rate Risk: Interest rate risk arises from the possibility that changes in interest rates will affect the value of financial instruments. The Fund may be exposed to risks associated with the effects of fluctuations in the prevailing levels of market interest rates on their financial position and cash flows. The Fund may be exposed to interest rate risk as a result of mismatches or gaps in the amounts of assets and liabilities that mature or reprice in a given period.

Foreign Currency Risk: The Fund may invest a portion of its assets in non-U.S. currencies, or in instruments denominated in non-U.S. currencies, the prices of which are determined with reference to currencies other than the U.S. Dollar. The Fund, however, values its securities and other assets in U.S. Dollars. The Fund generally seeks to hedge its foreign currency exposure. To the extent the Fund’s investments in foreign currency exposure are not hedged, the value of the Fund’s assets will fluctuate with U.S. Dollar exchange rates as well as the price changes of the Fund’s investments in the various local markets and currencies.

CDO and CLO Risk: The Fund may invest in CDOs and/or CLOs which are subject to the following risks: (i) distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) CDOs and/or CLOs typically will have no significant underlying assets other than their underlying debt obligations or loans and payments on the CDOs and/or CLOs are and will be payable solely from the cash flows from such debt obligations and/or loans; (iv) CDOs and/or CLOs are typically highly levered, and therefore the CDO and/or CLO interests that the Fund may invest in are subject to a higher risk of total loss; (v) investments in CDOs and/or CLOs may be riskier and less transparent to the Fund and its shareholders than direct investments in the underlying companies; (vi) the potential for interruption and deferral of cash flow to Fund investments in the equity and junior debt tranches of CDOs and/or CLOs; (vii) interests in CDOs and/or CLOs may be illiquid; (viii) investments in foreign CDOs and/or CLOs may involve significant risks in addition to the risks inherent in U.S. CDOs and/or CLOs; (ix) the Fund may invest with collateral managers that have no or limited performance or operating history; (x) the inability of a CDO or CLO collateral manager to reinvest the proceeds of any prepayments may adversely affect the Fund; (xi) the loans underlying the CDOs and/or CLOs may be sold and replaced resulting in a loss to the Fund; (xii) the Fund may not have direct rights against the underlying borrowers or obligors comprising the CDOs and/or CLOs’ investments or the entities that sponsored the CDOs and/or CLOs; and (xiii) investments in junior tranches of CDOs and/or CLOs will likely be subordinate to the other debt tranches of such CDOs and/or CLOs, and are subject to a higher degree of risk of total loss.

Commercial Mortgage-Backed Securities (“CMBS”) and Residential Mortgage-Backed Securities (“RMBS”) Risk: CMBS and RMBS are mortgage-backed securities that may be secured by interests in a single commercial or residential mortgage loan or a pool of mortgage loans secured by commercial or residential property. CMBS and RMBS may be senior, subordinate, interest-only, principal-only, investment-grade, non-investment grade or unrated. The Fund may acquire CMBS and RMBS from private originators as well as from other mortgage loan investors, including savings and loan associations, mortgage bankers, commercial banks, finance companies and investment banks. The credit quality of any CMBS and RMBS issue depends primarily on the credit quality of the underlying mortgage loans. At any one time, a portfolio of mortgage-backed securities may be backed by commercial or residential mortgage loans with disproportionately large aggregate principal amounts secured by properties in only a few states or regions. As a result, the commercial or residential mortgage loans may be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations.

NOTE 11. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The amounts and characteristics of tax basis distributions and composition of distributable earnings/ (accumulated losses) are finalized at the Fund's fiscal year-end.

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at April 30, 2025, were as follows:

Cost of investments for income tax purposes	$619,686,748
Gross appreciation (excess of value over tax cost)	$19,943,121
Gross depreciation (excess of tax cost over value)	(18,275,281)
Net unrealized appreciation/(depreciation)	$1,667,840

Semi-Annual Report | April 30, 2025	45

1WS Credit Income Fund	Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

The tax character of distributions paid for the fiscal year ended October 31, 2024 was as follows:

2024
Distributions Paid From:
Ordinary Income	$24,702,235
Long-Term Capital Gain	–
Total	$24,702,235

NOTE 12. SUBSEQUENT EVENTS

In preparing these consolidated financial statements, the Fund’s management has evaluated events and transactions through the date the consolidated financial statements were issued.

The Fund notified shareholders of a quarterly repurchase offer on June 17, 2025. The Fund intends to complete the quarterly repurchase offer on July 9, 2025.

Management has determined that there were no other subsequent events requiring disclosure.

46	www.1wscapital.com

1WS Credit Income Fund	Additional Information

April 30, 2025 (Unaudited)

Portfolio Information. The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT will be available on the Fund’s website located at https://www.1wscapital.com or on the SEC’s website at https://www.sec.gov.

Proxy Information. The policies and procedures used to determine how to vote proxies relating to securities held by the Fund are available without charge, upon request, by calling 1-833-834-4923, on the Fund’s website located at https://www.1wscapital.com, and on the SEC’s website at https://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available on Form N-PX by August 31 of each year without charge, upon request, by calling 1-833-834-4923, on the Fund’s website located at www.1wscapital.com, and on the SEC’s website at https://www.sec.gov.

Semi-Annual Report | April 30, 2025	47

1WS Credit Income Fund	Privacy Policy

Your privacy is very important to us. This Privacy Notice sets forth the policies of 1WS Credit Income Fund (the “Fund”) with respect to non-public personal information of its investors, prospective investors and former investors. These policies apply to all investors and may be changed at any time, provided a notice of such change is given to you.

To the extent you provide us with personal information, such as your address, social security number, assets and/or income information: (i) in a subscription agreement and related documents; and (ii) in correspondence and conversations with the Fund’s representatives; and (iii) through transactions in the Fund, please be advised that:

We do not disclose any of this personal information about our investors, prospective investors or former investors to anyone, other than to our affiliates, such as our attorneys, auditors, brokers, regulators and certain service providers, in such case, only as necessary to facilitate the acceptance of your investment and management of the Fund and in accordance with applicable laws. It may be necessary, under anti-money laundering and similar laws, to disclose information about the Fund’s investors in order to accept subscriptions from them. We will also release information about you if you direct us to do so, if compelled to do so by law, or in connection with any government or self-regulatory organization request or investigation.

We may also disclose information you provide to us to third party institutions, such as prime brokers. If such a disclosure is made, the Fund will require such third parties to treat your private information with confidentiality.

We seek to carefully safeguard your private information and, to that end, restrict access to non-public personal information about you to those employees and other persons who need to know the information to enable the Fund to provide services to you. We maintain physical, electronic and procedural safeguards to protect your non-public personal information.

48	www.1wscapital.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6. Investments.

(a)	The registrant’s Schedule of Investments as of the close of the reporting period is included in the Report to Stockholders filed under Item 1(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End

Management Investment Companies.

Not applicable to semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment

Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the 1940 Act, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1WS Credit Income Fund

By:	/s/ Kurt A. Locher
Kurt A. Locher, Chief Executive Officer
(Principal Executive Officer)
Date:	July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt A. Locher
Kurt A. Locher, Chief Executive Officer
(Principal Executive Officer)
Date:	July 7, 2025

By:	/s/ Stephanie Dolan
Stephanie Dolan, Chief Financial Officer and
Principal Accounting Officer
Date:	July 7, 2025